Filed with the Securities and Exchange Commission on November 5, 1999

                           Registration No. 333-71753

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6

                        POST-EFFECTIVE AMENDMENT NO 1 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A.       Exact name of trust:       Variable Account II

B.       Name of depositor:         AIG Life Insurance Company

C.                Complete address of depositor's principal executive offices:
                  One Alico Plaza, 600 King Street, Wilmington, DE 19801

D.                Name and address of agent for service:
                  Kenneth D. Walma, Vice President and General Counsel One Alico Plaza
                  600 King Street
                  Wilmington, DE  19801

COPIES TO:
Michael Berenson, Esq.            and       Ernest T. Patrikis, Esq.
Jorden Burt Boros Cicchetti                 American International Group, Inc.
Berenson & Johnson, LLP                     70 Pine Street
Suite 400 East                              New York, NY  10270
1025 Thomas Jefferson Street, NW
Washington, DC  20007-0805

     It is proposed that this filing will become effective:

       X
      ____   immediately upon filing pursuant to paragraph (b) of Rule 485

      ____   on _________ pursuant to paragraph (b) of Rule 485


     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     _____ on ___________pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

     _____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and  amount of  securities  being  registered:

     Flexible Premium Variable Universal Life Group Insurance Policies and Certificates and Individual Insurance Policies.


F.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement.

     This post-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-71753) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the registration statement with an additional prospectus and related documents. This amendment relates only to the prospectus and documents included herein and does not otherwise delete, amend, or supersede any information contained in the registration statement.

                        CROSS REFERENCE TO ITEMS REQUIRED

                                 BY FORM N-8B-2

N-8B-2 Item                      Caption in Prospectus

1        About Us and the Accounts, The Separate Account
2        About Us and the Accounts
3        Not Applicable
4        Distribution of the Policy
5        The Separate Account
6(a)     Not Applicable
6(b)     Not Applicable
9        Legal Proceedings
10       Purchasing a Policy
11       The Separate Account, The Investment Options
12       The Separate Account, The Investment Options
13       Expenses of the Policy
14       Purchasing a Gemstone VUL Policy
15       The Separate Account
16       The Separate Account, The Investment Options
17       Purchasing a Gemstone VUL Policy
18       Investing Your Account Value
19       Purchasing a Gemstone VUL Policy, Investing Your Account Value
20       Not Applicable
21       Cash Benefits During the Insured's Lifetime
22       Not Applicable
23       Not Applicable
24       Not Applicable
25       About Us and the Accounts
26       Not Applicable
27       About Us and the Accounts
28       About Us and the Accounts
29       About Us and the Accounts
30       About Us and the Accounts
31       Not Applicable
32       Not Applicable
33       Not Applicable
34       Distribution of the Policy
35       About Us and the Accounts
37       Not Applicable
38       Distribution of the Policy
39       Distribution of the Policy
40       Not Applicable
41(a)    Distribution of the Policy
42       Not Applicable
43       Not Applicable
44       Purchasing a Gemstone VUL Policy
45       Not Applicable
46       Purchasing a Gemstone VUL Policy
47       Not Applicable
48       Not Applicable
49       Not Applicable
50       Not Applicable
51       Purchasing a Gemstone VUL Policy
         About Us and the Accounts
52       The Investment Options
53       Federal Income Tax Considerations
54       Financial Statements
55       Not Applicable

                                     Part I

[Gemstone VUL Logo]                                   AIG Life Insurance Company
                                                             Variable Account II
                                                                 One Alico Plaza
                                                                 600 King Street
                                                      Wilmington, Delaware 19801
                                                                  1-800-340-2765


     Flexible Premium Variable Universal Life Group and Individual Policies


AIG Life Insurance Company ("we," "our" or "us"), is offering life insurance coverage under the Gemstone VUL policy (the "Policy"). The Policy is a flexible premium variable universal life policy that allows "you," the owner of the Policy, within limits, to:



                 o Select the face amount of life insurance. You may within limits change your initial selection as your insurance needs change.

                 o Select the amount and timing of premiums payments. You may make more premium payments than scheduled or stop making premium payments.

                 o Allocate premium payments and your Policy's Account Value among the variable investment options and the guaranteed investment option.

                 o Receive payments from your Policy while the Insured is alive through loans, partial withdrawals or a total surrender.


This document contains information about the Policy. You should read this document carefully before you decide to purchase the Policy. You should also keep this document for future reference.


Neither the Securities and Exchange Commission nor any state securities commission has approved the Policy or determined that this document is accurate or complete. Any representation to the contrary is a criminal offense.


                           Prospectus _________, 1999

                               Investment Options

Variable Investment Options

The Separate Account is divided into 30 Subaccounts. Each Subaccount invests in shares of one portfolio of the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust, or Templeton Variable Products Series Fund. Each portfolio is named below. The prospectuses for each Trust contain information about each portfolio. You should read these prospectuses carefully.


Alliance Variable Products Series Fund

     Managed by Alliance Capital Management L.P.
              o  Growth Portfolio
              o  Growth and Income Portfolio
              o  High-Yield Portfolio
              o  International Portfolio
              o  Premier Growth Portfolio
              o  Real Estate Portfolio
              o  Technology Portfolio
              o  Total Return Portfolio
              o  Utility Income Portfolio

Anchor Series Trust

     Managed by Wellington Management Company, LLP
              o  Capital Appreciation Portfolio
              o  Government & Quality Bond Portfolio

Dreyfus Stock Index Fund

       Managed by The Dreyfus Corporation and  Mellon Equity Associates
              o  Stock Index Fund


Dreyfus Variable Investment Fund

     Managed by The Dreyfus Corporation
              o  Small Company Stock  Portfolio

Fidelity Variable Insurance Products Fund

        Managed by Fidelity Management & Research Company
              o  VIP Growth Portfolio: Initial Class
              o  VIP High Income  Portfolio: Initial Class
              o  VIP Money Market Portfolio: Initial Class

Fidelity Variable Insurance Products Fund II

     Managed by Fidelity Management & Research Company
              o  VIP II Asset Manager Portfolio: Initial Class
              o  VIP II Contrafund(R) Portfolio: Initial Class
              o  VIP II Investment Grade Bond Portfolio: Initial Class

Goldman Sachs Variable Insurance Trust

     Managed by Goldman Sachs Asset Management/Goldman Sachs Asset Management International
              o  Capital Growth Fund
              o  Global Income Fund
              o  Mid-Cap Value Fund

Neuberger Berman Advisers Management Trust

     Managed by Neuberger Berman Management Inc.
              o  AMT Partners Portfolio
              o  AMT Limited Maturity Bond Portfolio

 SunAmerica Series Trust

     Managed by Davis Selected Advisers, L.P.
              o  Venture Value Portfolio

     Managed by SunAmerica Asset Management Corp.
              o  "Dogs" of Wall Street Portfolio
              o  SunAmerica Balanced Portfolio

Templeton Variable Products Series Fund

     Managed by Templeton Asset Management Ltd.
              o  Templeton Developing Markets Fund - Class 1
     Managed by Templeton Investment Counsel, Inc.
              o  Templeton Asset Allocation Fund - Class 1
              o  Templeton International Fund - Class 1

Guaranteed Investment Option

You may allocate your Account Value to the Guaranteed Account. The Guaranteed Account is part of our general account. We will credit interest equal to at least an effective rate of 4% per year, compounded annually on that portion of Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Account Value allocated to the Separate Account.

--------------------------------------------------------------------------------


                                Table of Contents

--------------------------------------------------------------------------------


Special Terms used in this Document............................................I

Summary of the Policy..........................................................1
     Overview..................................................................1
     Applying for a Policy.....................................................1
     Premium Payments..........................................................2
     Account Value.............................................................3
     Death Benefit.............................................................3
     Cash Benefits During the Life of the Insured..............................4
     Expenses of the Policy....................................................5
     Federal Tax Considerations................................................9

Purchasing a Gemstone VUL Policy..............................................10
     Applying for a Policy....................................................10
     Your Right to Cancel the Policy..........................................11
     Premiums.................................................................11
         Restrictions on Premiums.............................................11
         Minimum Initial Premium..............................................12
         Planned Periodic Premiums............................................12
         Additional Premiums..................................................12
         Effect of Premium Payments...........................................12
         No Lapse Provision...................................................13
         Grace Period.........................................................13
         Premium Allocations..................................................14
         Crediting Premiums...................................................15

The Investment Options........................................................16
     Variable Investment Options..............................................16
     Guaranteed Investment Option.............................................20

Investing Your Account Value..................................................22
     Determining the Account Value............................................22
     Transfers................................................................25
     Dollar Cost Averaging (DCA)..............................................26
     Automatic Rebalancing....................................................28

Death Benefits................................................................29
     Life Insurance Proceeds..................................................29
     Death Benefit Options....................................................30
     Changes in Death Benefit Options.........................................31
     Changes in Face Amount...................................................32
     Changes in Owner or Beneficiary..........................................34

Cash Benefits During the Insured's Life ......................................35
     Policy Loans.............................................................35
     Partial Withdrawals......................................................37
     Systematic Withdrawal Program............................................39

     Surrendering the Policy for Net Cash Surrender Value.....................40

Payment Options for Benefits..................................................41

Expenses of the Policy........................................................42
     Deductions From Premiums.................................................42
     Monthly Deductions From Account Value....................................42
     Deduction From Subaccount Assets.........................................46
     Deductions Upon Policy Transactions .....................................46

Supplemental  Benefits and Riders.............................................51

Other Policy Provisions.......................................................52

Performance Information.......................................................57

Federal Income Tax Considerations.............................................60

Distribution of the Policy....................................................67

About Us and the Accounts.....................................................68
     The Company..............................................................68
     The Separate Account.....................................................69
     The Guaranteed Account...................................................71

Our Directors and Executive Officers..........................................73

Other Information.............................................................75
     State Regulation.........................................................75
     Legal Proceedings........................................................75
     Experts..................................................................75
     Legal Matters............................................................76
     Published Ratings........................................................76

Financial Statements..........................................................77

Appendix A...................................................................A-1

Appendix B...................................................................B-1

--------------------------------------------------------------------------------


                       Special Terms used in this Document

--------------------------------------------------------------------------------


     We have capitalized some special terms we use in this document. We have defined these terms here.



Accounts. The Separate Account and the Guaranteed Account of the Company.

We use Account Value to determine your Policy benefits. How we determine Account Value is described on page __.

Account Value. The total amount in the Accounts credited to your Policy.

If you have a request, please write to us at this address.

Administrative Office. One Alico Plaza, P.O. Box 8718, Wilmington, DE 19801.

Age. The Insured's age as of his or her nearest birthday on the Policy Date.

Attained Age. The Insured's Age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is (are) entitled to the Life Insurance Proceeds under the Policy.

How we determine the Cash Surrender Value is shown on page ____.

Cash Surrender Value. The Account Value less any applicable surrender charge that would be deducted upon surrender.

Code.  The Internal Revenue Code of 1986, as amended.

Company, we, our, us.  AIG Life Insurance Company.

Death Benefit. The amount of life insurance coverage which is based upon the death benefit option you select and the Face Amount.

You will specify the initial Face Amount in your Policy application. The Policy will also show the initial Face Amount.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the Death Benefit.


Grace Period. The period of time during which this Policy will continue in force even though your Net Cash Surrender Value is insufficient. It begins on a monthly anniversary when the Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the Policy.

We measure contestability periods from the Issue Date.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while life insurance coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for Policy loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the monthly anniversary is the 29th, 30th or 31st and a month has no such day, the monthly anniversary is deemed to be the last day of that month.

We use this value to determine if your Policy is in force.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

You may be an Owner even if you are not the Insured.

Owner, you, your. The person who purchased the Policy as shown in the application, unless later changed.

Policy. The flexible premium variable universal life insurance coverage we issue. We may issue coverage on the Insured under an individual contract or under a certificate issued under a group contract. The term Policy includes the individual contract and the certificate and group contract.

We use the Policy Date as the date coverage begins and to determine all anniversary dates.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a policy is issued life insurance coverage is effective as of the Policy Date.

Separate Account. Variable Account II, a separate investment account of ours.

Subaccount. A division of the Separate Account established to invest in shares of a corresponding portfolio of a fund that is available for investment under the Policy.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

--------------------------------------------------------------------------------

                              Summary of the Policy

--------------------------------------------------------------------------------


     Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a Policy.


If you select any variable investment options, your Policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Overview

The Policy is a flexible premium variable universal life policy. Like traditional life insurance, the Policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial withdrawals or a surrender. Unlike traditional life insurance, you may choose how to invest your Account Value.

The Policy allows you to make certain choices that will tailor the Policy to your needs. When you apply for the Policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the Policy. These riders provide you with the flexibility to design an insurance product that meets your specific needs.

Applying for a Policy

You may apply for a Policy to cover a person, the "Insured," who is younger than Age 81.

Amount of life insurance benefits.

When you apply for a Policy, you must select the Face Amount. The Face Amount must be at least:

o    $25,000, for Insureds Age 17 and younger.

o    $50,000, for Insureds older than Age 17.

When your coverage will become effective. Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment, in an amount we determine.

o We have completed our review of your application to our satisfaction.

Your right to cancel the Policy.

Once you receive your Policy, you should read the Policy. You have the right to cancel the Policy for any reason within the later of:

o    45 days after you sign Part I of the Policy application.

o 10 days after you received the Policy. If required by the state where you live, we will extend the 10 days to the number required by law.


Premium Payments

Minimum initial premium.

Before your Policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the Age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

Planned periodic premium.

When you apply for a Policy you will select the amount of premium payments you plan to pay during the term of the Policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments. Flexibility in premium payments. During the term of the Policy, you may pay premiums at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Account Value

We will measure your benefits under the Policy by your Account Value. Your Account Value will reflect:

o    the premiums you pay;

o    the returns earned by the Subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the Policy charges and expenses we deduct.


Death Benefit

Death Benefit Selections.


When you apply for a Policy, you must select:

o    The Face Amount.

o The death benefit option, which will be the manner in which we calculate the death benefit for your Policy.

o The tax qualification option, which will determine the manner in which we test your Policy under the Code for meeting the definition of life insurance.

Death Benefit Options.

You may select from two death benefit options. They are:

Level Death Benefit Option.

o    Level Death Benefit Option (Option I)

     The basic Death Benefit will be the greater of:

     (1)  The Face Amount; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Variable Death Benefit Option.

o     Variable Death Benefit Option (Option II)

     The basic  Death  Benefit  will be the greater of:

     (1)  The Face Amount plus the Account Value; or

     (2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

The minimum death benefit factors we use are based upon the tax qualification option you select and the Attained Age, sex and rate class of the Insured.

Tax Qualification Options.

You may select from two tax qualification options.  They are:

o Guideline Premium/Cash Value Corridor Test. The minimum death benefit factors are based upon the Code.

o Cash Value Accumulation Test. The minimum death benefit factors are based upon the 1980 Commissioners Standard Ordinary Mortality Tables and a 4% effective annual interest rate.

Changes You May Make.

Within limits, after the first Policy anniversary, you may change the death benefit option and may make changes to the Face Amount. You may not change the tax qualification option.

Cash Benefits During the Life of the Insured

During the life of the Insured, your Policy has cash benefits that you can access within limits through loans, partial withdrawals or a surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your Policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Withdrawal -- You may withdraw part of your Net Cash Surrender Value after the first Policy year. We may deduct an administrative charge. If you make a partial withdrawal during the surrender charge period, we may deduct a surrender charge. A partial withdrawal may result in a decrease in the Face Amount of your Policy, depending upon your death benefit option.

o Surrender -- You may surrender your Policy for its Net Cash Surrender Value. If you surrender your Policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your Policy.

Expenses of the Policy

Expenses reduce your
returns under the Policy.

Deductions from Premiums

For state premium taxes, DAC taxes and other sales expenses, we currently charge 5% of each premium payment for Policy years 1- 10 which will reduce to 3% in Policy years 11+. The maximum we will charge is 8%.

Account Value Charges (deducted monthly)

Cost of Insurance Charge(1)

         Current                            Guaranteed
Ranges from 0.01609 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount risk
to 71.15029 per $1,000 of net       to 83.33333 per $1,000 of net
amount at risk(2)                   amount at risk(2)

Monthly Administrative Charge

                              Current             Guaranteed

         Policy Years 1-5     $15.00                   $15.00
         Policy Years 6+      $ 7.50                   $15.00


Acquisition Charge

During the first 5 Policy years or the first 5 Policy years after a Face Amount increase there will be a charge for each $1,000 in Face Amount based on the Insured's Age, sex and rate class.

Separate Account Charges

(deducted daily and shown as an annualized percentage of average net assets)

     Mortality and Expense
     Risk Charge
                                   Current         Guaranteed

               Policy Years 1-10    0.75%               0.90%
               Policy Years 11+     0.25%               0.90%


Transaction Charges

Transfer Charge

$25 for each transfer in excess of 12 each Policy year.

Surrender Charge

During the first 10 Policy years and for 10 Policy years following a Face Amount increase there will be a surrender charge based on the initial Face Amount or the increase in Face Amount. (3)

Surrender Charge on Partial Withdrawal

The surrender charge on a partial withdrawal is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender  Charge on Decrease in Face Amount

The surrender charge on a decrease in Face Amount is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

Partial Withdrawal Administrative Charge

Currently, four partial withdrawals are allowed per year. We may charge a $25 administrative charge per partial withdrawal. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

(1) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. If the Death Benefit is equal to the Face Amount or the Face Amount plus Account Value, the net amount at risk is the difference between the Death Benefit divided by 1.0032737 and the current Account Value. Otherwise, the net amount at risk is the difference between the Death Benefit and the Account Value. (See "Expenses of the Policy - Cost of Insurance Charge.")

(2) Current and guaranteed cost of insurance rates are based on the Age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and Policy Year.

(3) A policy's surrender charge is based on the Age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing a Policy with a $500,000 Face Amount the initial surrender charge would be $11,560.00. For a 65 year old non-smoking male purchasing a Policy with a $200,000 Face Amount, the initial surrender charge would be $6,868.00. The lowest and highest surrender charge are $11.02 and $34.34 per $1,000 of the Face Amount, respectively. (See Appendix A for the Table of Initial Surrender Charges.)

Expenses of the variable investment options also reduce your returns.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select. The annual portfolio expenses of the variable investment options are set forth below.

             PORTFOLIO EXPENSES BEFORE WAIVERS AND/OR REIMBURSEMENTS
                               As of June 30, 1999

     The purpose of this table is to assist the you in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the period ended June 30, 1999, except as indicated below. Expenses of the portfolios are not fixed or specified under the terms of the Policy. Actual expenses may vary.


                                                                                                   Total
                                                          Management              Other          Operating
                                                             Fees              Expenses(1)       Expenses
Alliance Variable Products Series Fund
Alliance Capital Management, L.P.
Growth Portfolio                                             .75%               .12%               .87%
Growth and Income Portfolio                                  .63%               .10%               .73%
High-Yield Portfolio(2)                                      .75%              1.05%              1.80%
International Portfolio(2)                                  1.00%               .37%              1.37%
Premier Growth Portfolio(2)                                 1.00%               .09%              1.09%
Real Estate Portfolio(2)                                     .90%               .87%              1.77%
Technology Portfolio(2)                                     1.00%               .20%              1.20%
Total Return Portfolio(2)                                    .63%               .32%               .95%
Utility Income Portfolio(2)                                  .75%               .60%              1.35%

Anchor Series Trust
Wellington Management Company, LLP
Capital Appreciation Portfolio                               .63%               .04%               .67%
Government & Quality Bond Portfolio                          .60%               .05%               .65%

Dreyfus Stock Index Fund

The Dreyfus Corporation and Mellon Equity Associates
Stock Index Fund                                             .25%               .01%               .26%

Dreyfus Variable Investment Fund
The Dreyfus Corporation
Small Company Stock Portfolio                                .75%               .19%               .94%



Fidelity Variable Insurance Products Fund
Fidelity Management & Research Company
VIP Growth Portfolio: Initial Class(3)                       .59%               .08%               .67%
VIP High Income Portfolio: Initial Class                     .59%               .10%               .69%
VIP Money Market Portfolio: Initial Class                    .17%               .08%               .25%

Fidelity Variable Insurance Products Fund II
Fidelity Management & Research Company
VIP II Asset Manager Portfolio: Initial Class(4)             .54%               .10%               .64%
VIP II Contrafund(R)Portfolio: Initial Class(4)              .59%               .10%               .69%
VIP II Investment Grade Bond Portfolio:Initial Class         .43%               .11%               .54%

Goldman Sachs Variable Insurance Trust
Goldman Sachs Asset Management/Goldman Sachs Asset Management International
Capital Growth Fund(5)                                       .75%              2.29%              3.04%
Global Income Fund(5)                                        .90%              2.33%              3.23%
Mid Cap Value Fund(5)                                        .80%              1.65%              2.45%

Neuberger Berman Advisers Management Trust
Neuberger Berman Management Inc.
AMT Partners Portfolio(6)                                    .78%               .06%               .84%
AMT Limited Maturity Bond Portfolio(6)                       .65%               .11%               .76%

SunAmerica Series Trust
Davis Selected Advisers, L.P.
Venture Value Portfolio                                      .71%               .03%               .74%

SunAmerica Asset Management Corp.
"Dogs" of Wall Street Portfolio                              .60%               .07%               .67%
SunAmerica Balanced Portfolio                                .64%               .04%               .68%

Templeton Variable Products Series Fund
Templeton Asset Management Ltd.
Templeton Developing Markets Fund - Class 1                 1.25%               .41%              1.66%
Templeton Investment Counsel, Inc..
Templeton Asset Allocation Fund - Class 1                    .60%               .18%               .78%
Templeton International Fund - Class 1                       .69%               .17%               .86%


-------------------------------------


(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust, Templeton Variable Products Series Fund.

(2) Expenses for the following portfolios after waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the period ended June 30, 1999, were as follows:


High-Yield Portfolio                                         .50%               .45%               .95%
International Portfolio                                      .60%               .35%               .95%
Premier Growth Portfolio                                    1.00%               .06%              1.06%
Real Estate Portfolio                                        .46%               .49%               .95%
Technology Portfolio                                         .87%               .08%               .95%
Total Return Portfolio                                       .63%               .21%               .84%
Utility Income Portfolio                                     .60%               .35%               .95%

(3) Expenses for the following portfolios after waivers and reimbursement by the Fidelity Variable Insurance Products Fund's investment adviser for the period ended June 30, 1999, were as follows:

VIP Growth Portfolio: Initial Class                          .59%               .07%               .66%

(4) Expenses for the following portfolios after waivers and reimbursement by the Fidelity Variable Insurance Products Fund II's investment adviser for the period ended June 30, 1999, were as follows:

VIP II Asset Manager Portfolio: Initial Class                .54%               .09%               .63%
VIP II Contrafund(R)Portfolio: Initial Class                 .59%               .07%               .66%

(5) The  expenses  disclosed  are  annualized.  The  Investment  Advisers to the
Goldman Sachs Variable  Insurance Trust Capital Income Fund,  Global Income Fund
and Mid Cap Value Fund have voluntarily agreed to reduce or limit certain "Other
Expenses" of such Funds (excluding management fees, taxes,  interest,  brokerage fees,  litigation,  indemnification  and other  extraordinary  expenses)  to the extent such expenses  exceed 0.15% per annum of each Fund's  respective  average daily net assets. The annualized  expenses shown below for the period ended June
30,  1999  include  this   reimbursement.   The  reductions  or  limits  may  be
discontinued or modified by the investment  advisers in their  discretion at any time.

Capital Growth Fund                                          .75%               .15%               .90%
Global Income Fund                                           .90%               .15%              1.05%
Mid-Cap Value Fund                                           .80%               .15%               .95%

(6)  Neuberger  Berman  Advisers  Management  Trust is divided  into  portfolios
("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Management Trust. The figures reported under "Investment Management and Administrative Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



Federal Tax Considerations

You should consider the impact of the Code.

Your purchase of, and transactions under, your Policy may have tax consequences that you should consider before purchasing the Policy. You may wish to consult a tax adviser. In general, the Life Insurance Proceeds will not be taxable income to the Beneficiary. You will not be taxed as your Account Value increases. Upon a distribution from your Policy, however, you may be taxed on your Account Value increases.
--------------------------------------------------------------------------------


                        Purchasing a Gemstone VUL Policy

--------------------------------------------------------------------------------


Applying for a Policy

To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option, tax qualification option and supplemental benefits and riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

Our age requirement for the Insured.

You may apply for a Policy to cover a person who is younger than Age 81. A newborn may be an Insured.

The minimum Face Amount.

The Face Amount must be at least:

o   $25,000, for Insureds Age 17 and younger.

o   $50,000, for Insureds older than Age 17.

We require a minimum initial premium.

We require that you pay a minimum initial premium before the policy is effective and we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a Policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

When your coverage will be effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment, in an amount we determine.

o    We have completed our review of your application to our satisfaction.


Your Right to Cancel the Policy

Period to Examine and Cancel.

Once you receive your Policy, you should read the Policy. You have the right to cancel the Policy for any reason within the later of:

o    45 days after you sign Part I of the Policy application; or

o 10 days after you receive the Policy. If required by the state where you live, we will extend the 10 days to the number required by law.

This is your "Period to Examine and Cancel."

Your right to cancel also applies to the amount of any requested increase in Face Amount. This does not apply to any increase in Face Amount under the Automatic Face Amount Increase Option.

How to cancel your policy.

You may cancel the Policy by returning it to our Administrative Office or to our agent within the applicable time with a written request for cancellation. We will refund you the premium paid on the Policy. Thus, the amount we return will not reflect the returns of the Subaccounts or the Guaranteed Account that you selected in your application.


Premiums

The Policy allows you to select the timing and amount of premium payments within limits. You should send premium payments to our Administrative Office. All your premium payments must comply with our requirements. Restrictions on Premiums. We may not accept any premium payment:

o    If it is less than $25.

o If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if a Policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Types of premium payments.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the Age, sex and rate class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

We establish a minimum planned periodic premium.

Planned Periodic Premiums. When you apply for a Policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the Policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

At any time you may request a change in the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code and our restrictions on premiums.

Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

Paying premiums may not ensure that your Policy remains in force.

Effect of Premium Payments. In general, unless the no-lapse provision is in effect, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your Policy will not necessarily lapse.

Your Policy will lapse only when the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the Subaccounts or the Guaranteed Account you selected; or

o of any combination of the following -- you have Outstanding Loans, you have taken partial withdrawals, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

No lapse premium guarantee.

No Lapse Provision. In general, during the no lapse period, which is currently the first five Policy years, if you pay a sufficient amount of premiums, your Policy will not lapse even if your Net Cash Surrender Value is insufficient to pay the monthly deductions then due. You will be eligible for the no lapse premium guarantee if:

o You have not increased the Face Amount, except under the Automatic Face Amount Increase Option.

o    You have not added any riders to your Policy since it was issued.

o    Your Policy has not been reinstated.

o All your premiums paid to date, reduced by any partial withdrawals and Outstanding Loans, are at least equal to the product of the minimum premium shown in your Policy Information Section multiplied by the number of months that have elapsed since the Policy Date.

If you have requested a decrease in the Face Amount, we may not be able to accept any subsequent premiums if these premiums would cause the Policy to fail to qualify as a life insurance contract under the Code. In this event, the no lapse provision will end.

Your Policy will not terminate immediately after your Account Value is insufficient.

Grace Period. Unless the no lapse provision is in effect, in order for insurance coverage to remain in force, the Net Cash Surrender Value on each monthly anniversary must be equal to or greater than the total monthly deductions to be charged on that monthly anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the monthly anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o   A Grace Period of 61 days has begun.

How much you must pay to prevent your policy from terminating.

o The amount of premium required to prevent your Policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) monthly anniversaries.

If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your Policy lapses with an Outstanding Loan, you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each Subaccount and to the Guaranteed Account. However, until the Period to Examine and Cancel expires, we invest this amount in the Money Market Subaccount. The first business day after this period expires, we will reallocate your Account Value in the Money Market Subaccount based on the premium allocation percentages in your application.

For  all  subsequent  premiums,  we  will  use the  allocation  percentages  you specified in the application until you change them. You can change the allocation percentages at any time, by sending written notice to our Administrative Office. The change will apply to all premiums received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a Subaccount or to the Guaranteed Account must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium, will be credited to your Account Value as of the Policy Date. On the first business day after the Period to Examine and Cancel expires, we will allocate it in accordance with your allocation percentages. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we may allocate this amount to the Money Market Subaccount until we complete our underwriting.

--------------------------------------------------------------------------------

                             The Investment Options

--------------------------------------------------------------------------------


You may allocate your Account Value to:


o    the Subaccounts which invest in the variable investment options; or

o    the Guaranteed Account.

Variable Investment Options

Under the Policy, you may currently allocate your Account Value into any of the available Subaccounts. Each Subaccount invests in shares of a portfolio of the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust or Templeton Variable Products Series Fund. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

Alliance Capital Management L.P., Davis Selected Advisers, L.P., The Dreyfus Corporation, Mellon Equity Associates, Fidelity Management and Research Company, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Neuberger Berman Management, Inc., SunAmerica Asset Management Corp., Templeton Asset Management Ltd., Templeton Investment Counsel, Inc. and Wellington Management Company, LLP are the investment advisers to the portfolios. The portfolios serve as the underlying investment vehicles for other variable insurance contracts issued by us and other affiliated/unaffiliated insurance companies. We do not believe that offering these portfolios in this manner is disadvantageous to you. The portfolios' management monitors the portfolios for any conflicts between contract owners.

     Alliance Variable Products Series Fund

Portfolios Managed by Alliance Capital Management L.P.

The Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks and other equity securities.

The Growth and Income Portfolio seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

The High-Yield Portfolio seeks the highest level of current income available without assuming undue risk by investing principally in high-yielding fixed income securities. As a secondary objective, this portfolio seeks capital appreciation where consistent with its primary objective. Many of the high-yielding securities in which the High Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized rating services. These securities, which are often referred to as "junk bonds," are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal.

The International Portfolio seeks to obtain a total return on its assets from long-term growth of capital and from income principally through a broad portfolio of marketable securities of established non-United States companies (or United States companies having their principal activities and interests outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities.

The Premier Growth Portfolio seeks growth of capital rather than current income. In pursuing its investment objective, the Premier Growth Portfolio will employ aggressive investment policies. Since investments will be made based on their potential for capital appreciation, current income will be incidental to the objective of capital growth. The portfolio is not intended for investors whose principal objective is assured income or preservation of capital.

The Real Estate Portfolio seeks a total return on its assets from long-term growth of capital and income primarily by investing in the equity securities of companies primarily engaged in, or related to, the real estate industry.

The Technology Portfolio seeks growth of capital through investments in companies expected to benefit from advances in technology. The Portfolio invests principally in a diversified portfolio of securities of companies, which use technology extensively in the development of new or improved products or processes.

The Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation by investing in a diversified portfolio of common and preferred stocks, senior corporate debt securities, and U.S. Government and agency obligations, bonds and senior debt securities.

The Utility Income Portfolio seeks current income and capital appreciation by investing primarily in the equity and fixed-income securities of companies in the "utilities industry." The portfolio's investment objective and policies are designed to take advantage of the characteristics and historical performance of securities of utilities companies. The utilities industry consists of companies engaged in the manufacture, production, generation, provision, transmission, sale and distribution of gas, electric energy, and communications equipment and services, and in the provision of other utility or utility-related goods and services.

     Anchor Series Trust

Portfolios Managed by Wellington Management Company, LLP

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has additional Portfolios which are not available for allocations under your Policy. The investment objectives of the available portfolios are set forth below.

The Capital Appreciation Portfolio seeks long-term capital appreciation. This Portfolio invests in growth equity securities which are widely diversified by industry and company.

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. This Portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentatilies and in investment grade corporate debt securities.

Portfolio Managed by The Dreyfus Corporation and Mellon Equity Associates

     Dreyfus Stock Index Fund

The Dreyfus Stock Index Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The fund attempts to be fully invested at all times in the stocks that comprise the index and stock index futures. The fund is neither sponsored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Corporation has engaged its affiliate, Mellon Equity Associates, to serve as the fund's index fund manager.

Portfolio Managed by The Dreyfus Corporation

     Dreyfus Variable Investment Fund

The Small Company Stock Portfolio seeks investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by Russell 2500 TM Index. The portfolio invests primarily in equity securities of the small to medium-sized domestic issuers that are considered by The Dreyfus Corporation to offer above-average growth potential.

     Fidelity Variable Insurance Products Fund

Portfolios Managed by Fidelity Management & Research Company

The VIP Growth Portfolio: Initial Class seeks capital appreciation through investments primarily in common stock.

The VIP High Income Portfolio: Initial Class seeks a high level of current income by investing primarily in income producing debt securities, preferred stocks and convertible securities, with emphasis on lower-quality debt securities (commonly referred to as "junk-bonds"), while also considering growth of capital. The potential for high yield is accompanied by higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the attached prospectus. The sub- advisers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP Money Market Portfolio: Initial Class seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in the VIP Money

Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will maintain a stable $1.00 share price. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc. a wholly owned subsidiary of Fidelity Management & Research Company.

   Fidelity Variable Insurance Products Fund II

The VIP II Asset Manager Portfolio: Initial Class seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short- term money market instruments. The sub-advisers for this portfolio are Fidelity Management & Research Far East, Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP II Contrafund(R) Portfolio: Initial Class seeks long- term capital appreciation by investing in securities of companies whose value the manager believes is not fully recognized by the public. The sub-advisers for this portfolio are Fidelity Management & Research Far East Inc. and Fidelity Management & Research (U.K.) Inc.

The VIP II Investment Grade Bond Portfolio: Initial Class seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar-denominated investment-grade bonds. The sub-adviser for this portfolio is Fidelity Investments Money Management, Inc.

     Goldman Sachs Variable Insurance Trust

Portfolios Managed by Goldman Sachs Asset Management ("GSAM")/Goldman Sachs Asset Management International ("GSAMI")

The Capital Growth Fund seeks long-term growth of capital. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities that are considered by the Investment Advisor to have long-term capital appreciation potential. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 10% of it's total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. GSAM serves as the Fund's adviser.
                                       20

The Global Income Fund seeks high total return, emphasizing current income, and to a lesser extent, providing opportunities for capital appreciation, by investing primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and foreign currencies. GSAMI serves as the fund's advisor.

The Mid Cap Value Fund seeks  long-term  capital  appreciation  by  investing in
mid-capitalization   U.S.   stocks  that  are  believed  to  be  undervalued  or
undiscovered by the marketplace. GSAM serves as this fund's advisor.

     Neuberger Berman Advisers Management Trust

Portfolios Managed by Neuberger Berman Management Inc.

Each portfolio of Neuberger Berman Advisers Management Trust invests its assets in a corresponding series of the Neuberger Berman Advisers Managers Trust ("Managers Trust"), which is also an open-end management investment company registered under the 1940 Act and is organized as a New York common law trust. The investment performance of the Advisers Management Trust Partners and Limited Maturity Bond Portfolios will directly correspond with the investment performance of the corresponding series of Managers Trust. This "Master/Feeder Fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities.

The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio that are offered directly to the public by means of separate prospectuses. You should be aware that the portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters and may differ in risk/return characteristics. Accordingly, the holdings and the performance of the Portfolio can be expected to vary from those of the other mutual funds.

Neuberger Berman Management, Inc. serves as the investment manager of each series of Managers Trust and as distributor of the shares of and administrator of each portfolio of Neuberger Berman Advisers Trust. Neuberger Berman, LLC serves as the sub-adviser for each series of Managers Trust.

The AMT Partners Portfolio seeks to achieve growth of capital by investing mainly in stocks of mid- to large capitalization companies. The managers look for well-managed companies whose stock prices are undervalued.

The AMT Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality and securities that appear likely to have their credit ratings raised.

     SunAmerica Series Trust

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust has additional Portfolios which are not available for allocations under your Policy. The available portfolios, the investment objectives of each and the subadvisers are:

Portfolio Managed by Davis Selected Advisers, L.P.

The Venture Value Portfolio seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $5 billion.

Portfolios Managed by SunAmerica Asset Management Corp.

The "Dogs" of Wall Street Portfolio seeks total return (including capital appreciation and current income) primarily through the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average and the broader market.

The SunAmerica Balanced Portfolio seeks to conserve principal by maintaining, at all times, a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

     Templeton Variable Products Series Fund

Templeton Asset Management Ltd. serves as the investment manager to the Templeton Developing Markets Fund and Templeton Investment Counsel, Inc. serves as the investment manager to the Templeton International Fund and Templeton Asset Allocation Fund. Only Class 1 shares of Templeton Developing Markets Fund, Templeton International Fund and Templeton Asset Allocation Fund are available under the Policy.

Portfolios Managed by Templeton Asset Management Ltd

The Templeton Developing Markets Fund - Class 1 seeks long-term capital appreciation. The fund invests primarily in emerging market equity securities.

Portfolios Managed by Templeton Investment Counsel, Inc.

The Templeton Asset Allocation Fund - Class 1 seeks high total return. The fund invests in equity securities of companies in any nation, debt securities of companies and governments of any nation including emerging markets, and in money market instruments.

The Templeton International Fund - Class 1 seeks long-term capital growth. The fund invests primarily in the equity securities of companies located outside the U.S., including emerging markets.

Guaranteed Investment Option

Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine, in our sole discretion. This rate will never be less than an effective rate of 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial withdrawals or any Policy expenses from the Guaranteed Account and the Subaccounts on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

We treat amounts transferred from the Loan Account to the remaining portion of the Guaranteed Account Value as a new allocation to the Guaranteed Account. We will credit this transfer with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan or partial withdrawal or surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at an effective rate of 4% per year, compounded annually, until we make payment.

-------------------------------------------------------------------------------

                          Investing Your Account Value

-------------------------------------------------------------------------------

The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

o    The returns earned by the Subaccounts you select.

o    Interest credited on amounts allocated to the Guaranteed Account.

We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the Policy will lapse and a Grace Period will begin.

Determining the Account Value

On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction we deduct.

On each Valuation Date thereafter, your Account Value is equal to:

o    Your Account Value held in the Subaccounts; and

o    Your Account Value held in the Guaranteed Account.

Your Account Value will reflect:

o    the premiums you pay;

o    the returns earned by the Subaccounts you select;

o    the interest credited on amounts allocated to the Guaranteed Account;

o    any loans or partial withdrawals; and

o    the Policy charges and expenses we deduct.

Account Value in the Subaccounts. We measure your Account Value in the Subaccounts by the value of the Subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a Subaccount, we credit your Policy with accumulation units in that Subaccount. The number of accumulation units equals the amount allocated to the Subaccount divided by that Subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of Subaccount accumulation units we credit to your Policy will:

o increase -- when Net Premium is allocated to the Subaccount, amounts are transferred to the Subaccount and loan repayments are credited to the Subaccount.

o decrease -- when the allocated portion of the monthly deduction is taken from the Subaccount, a Policy loan is taken from the Subaccount, an amount is transferred from the Subaccount, or a partial withdrawal, including the partial withdrawal charges, is taken from the Subaccount.

Accumulation Unit Values. A Subaccount's accumulation unit value varies to reflect the return of the portfolio, and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each Subaccount at $10 when the Subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a Subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the Subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy's Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial withdrawals, including the partial withdrawal charges, taken from the Guaranteed Account, and less

o the allocated portion of the monthly deductions, if any, deducted from the Guaranteed Account, plus

o the amount of the Loan Account. If you take a Policy loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans, and interest, charged and credited on the Loan Account.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date.

The amount you would receive on a Surrender of your Policy.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is equal to:

o   the Cash Surrender Value, less

o   any Outstanding Loan on that date.

Transfers

You may transfer Account Value among the Subaccounts and to and from the Guaranteed Account after the Period to Examine and Cancel. All transfer requests, except for those made under the Dollar Cost Averaging, Automatic Rebalancing and Systematic Withdrawal programs, must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the Subaccount or the Guaranteed Account, if less;

o Form of transfer request -- You must make a written request unless you have established prior authorization to make telephone transfers or by other means we make available;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Guaranteed Account value that is not in the Loan Account on the most recent Policy anniversary reduced by all prior partial withdrawals and transfers taken from the Guaranteed Account during that Policy year.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers on the same date we receive your transfer request subject to the NYSE being open for trading. The transfer will be made at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described in "When Proceeds Are Paid," page ___.

Number of Allowable Transfers/Transfer Fee. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer fee, however, for each transfer in excess of 12 during a Policy year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the Dollar Cost Averaging and Automatic Rebalancing features will not count against the 12 free transfers in a Policy year. We reserve the right to increase the number of "free" transfers allowed in any Policy year.

Telephone Transfers. If you have completed an authorization form allowing telephone transfers, you may request transfers by telephone. We confirm all telephone transfers in writing. You should review all confirmations to determine if there have been any unauthorized transfers.

We will use reasonable procedures to confirm that telephone transfer requests are genuine. We will not be liable for any loss due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transfer privileges at any time, for some or all Policies.

Dollar Cost Averaging (DCA)

Dollar Cost Averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

You may request Dollar Cost Averaging. Under this program we will automatically transfer monthly a portion of your Account Value. Unless you give us other instructions, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, not less than 5% may be allocated to any Subaccount or to the Guaranteed Account. You may instruct us to make the transfers from any Subaccount or the Guaranteed Account so long as the Account Value in that Account is initially at least $2,000. There is no charge for this option.

Dollar Cost Averaging From the Guaranteed Account with Six Month Bonus Rate. We may make available a six-month bonus interest rate if you use the dollar cost averaging feature from the Guaranteed Account. For the bonus interest rate to apply, an initial premium payment of at least $2,000 made in connection with the purchase of a Policy is eligible for dollar cost averaging with a bonus rate of interest. We will credit the Net Premiums to the 6-month DCA Guaranteed Account. This dollar cost averaging option must be elected at the time of application and only applies to the initial premium payment. We will transfer monthly, one-sixth of your Account Value in the 6-month DCA Guaranteed Account over a period of six months. The sixth transfer from the 6- month DCA Guaranteed Account will include interest earnings for the six-month period.

During this period, we may credit an additional interest rate over the interest rate that we are crediting on allocations or transfers to the Guaranteed Account made at that time. Additional amounts may not be allocated to the 6-month DCA Guaranteed Account.

If you terminate the dollar cost averaging while your Account Value includes amounts in the 6-month DCA Guaranteed Account, we will transfer this amount to the Guaranteed Account. It will earn interest at the rate we are crediting on allocations or transfers to the Guaranteed Account made at that time.

We reserve the right to establish transfer limits, to restrict the Subaccounts from which transfers may be made, and to eliminate this feature all together.

When We will Process your Automatic DCA Transfers. We will begin to process your automatic transfers:

o If you requested the automatic DCA transfers when you applied for your Policy -- on the first monthly anniversary following the end of the Period to Examine and Cancel.

o  If you elect the  option  after you  applied  for the Policy -- on the second
   monthly   anniversary   following   the  receipt  of  your   request  at  our
   Administrative Office.

We will stop processing automatic DCA transfers if:

o The funds in the transferring Subaccount or the Guaranteed Account have been depleted;

o We receive your written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your Policy goes into a Grace Period.

Dollar Cost Averaging may lessen the impact of market fluctuations on your investment. Using Dollar Cost Averaging does not guarantee investment gains or protect against loss in a declining market.

Automatic Rebalancing

We may offer an Automatic Rebalancing program to rebalance your Account Value to match your allocation instructions.

This program is offered because the Account Value in the Guaranteed Account and the Subaccounts will accumulate at different rates as a result of different investment returns. Automatic Rebalancing will restate the Account Value of the Guaranteed Account and the Subaccounts to your most recent allocation instructions. You may elect the frequency (monthly, quarterly, semi-annually, or annually) as measured from the Policy anniversary. On each date elected, we will rebalance the Account Value by generating transfers to reallocate the Account Values according to your most recent allocation instructions.

Transfers resulting from Automatic Rebalancing will not be counted against the total number of transfers allowed before a change is applied.

We reserve the right to suspend or modify Automatic Rebalancing or to change an administrative fee for excessive election or allocation changes. Automatic Rebalancing is not available if the grace period has commenced.

-------------------------------------------------------------------------------

                                 Death Benefits

-------------------------------------------------------------------------------

Life Insurance Proceeds

During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

o   satisfactory proof of the Insured's death; and

o   return of the Policy.

The Beneficiary may receive the Life Insurance Proceeds in one lump sum or under any other payment option available.

Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under an available payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will depend on the tax qualification option that you selected and will equal:

o the Death Benefit amount determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the Policy; minus

o    the Outstanding Loan, if any, minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options. They are:

Level Death Benefit Option.

o    Level Death Benefit Option (Option I)

The basic Death Benefit will be the greater of:

     (1)  The Face Amount; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor

This death benefit option should be considered if you want to minimize your cost of insurance.

Variable Death Benefit Option.

o   Variable Death Benefit Option (Option II)

The basic Death Benefit will be the greater of:

     (1)  The Face Amount plus the Account Value; or

     (2) Account Value at date of death multiplied by the appropriate minimum death benefit factor.

This death benefit option should be considered if you want your Death Benefit to vary with your Policy's Account Value.

Tax Qualification Options.

Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

For both tests under Section 7702, there is a minimum Death Benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and will be based on the Attained Age and sex of the Insured. A table of the applicable factors is located in the Policy.

The two tax qualification options are:

Guideline Premium/Cash Value Corridor Test.

o    Guideline Premium/Cash Value Corridor Test.

Cash Value Accumulation Test.

o Cash Value Accumulation Test. This tax qualification option should be considered if you want to maximize the premiums permitted for your Policy.

Once you have selected the tax qualification option for your Policy, it may not be changed.

Changes in Death Benefit Options

At any time after the first Policy anniversary while your Policy is in force, you may request a change in death benefit option. If you have selected the Level Death Benefit Option, you may change to the Variable Death Benefit Option. You may also change from the Variable Death Benefit Option to the Level Death Benefit Option.

How to  request a change.

You may change your death benefit option by providing your Agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from the Level Death Benefit Option to the Variable Death Benefit Option, we will decrease the Face Amount by an amount equal to Your Account Value on the date the change takes effect. However, we will not allow such a change if it would reduce the Face Amount below the minimum Face Amount. This change will also cancel all future Face Amount increases under the Automatic Face Amount Increase Option.

If you request a change from the Variable Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Death Benefit remains the same on the date the change takes effect.

Once a change is approved, we will issue new Policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the Policy Month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

Changes in Face Amount

When you apply for a Policy, you may select the Automatic Face Amount Increase Option. In addition, you may request a change in the Face Amount at any time after the first Policy anniversary while the Policy is in force. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

Automatic Face Amount Increase Option. Under the Automatic Face Amount Increase Option, the Face Amount will be automatically increased on specified Policy anniversaries, up to a maximum total for all increases that is twice the initial Face Amount. You may select the Automatic Face Amount Increase Option only if you also select the Level Death Benefit Option. When you select this option, you must specify:

o the Policy anniversaries on which the Face Amount increase will begin. The increase must begin no later than the tenth Policy anniversary.

o the amount of increase, which may be no less than 1% and no more than 6% of the initial Face Amount.

You may elect to cancel the automatic increase. If you do so, we will cancel all future increases. We require written notice of at least 30 days before the effective date of an increase. In addition, any request to decrease the Face Amount or change from the Level Death Benefit Option to the Variable Death Benefit Option, will cancel all future automatic increases.

Requested Increases in Face Amount. Any request for an increase:

o    Must be made after the first Policy anniversary.

o    Must be for at least $10,000.

o    May not be requested more than once each Policy year.

o    May not be requested after the Insured's Attained Age 85.

A written application must be submitted to our Administration Office along with satisfactory evidence of insurability. You must return the Policy so we can amend the Policy to reflect the increase. The requested increase in Face Amount will become effective on the monthly anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date of the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

o    Must be at least $5,000.

o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy.

o We do not allow a decrease in the first Policy year. During the second through the fifth Policy years, you may decrease the Face Amount by up to 25% of the initial Face Amount each Policy Year. The decreases may be cumulative. If the Face Amount is decreased during the first 10 Policy years or within 10 Policy years of an increase in Face Amount, a surrender charge will be applicable.

Consequences of a Change in Face Amount. Both requested increases and decreases in Face Amount may impact the surrender charge. In addition, a requested increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract. An increase in Face Amount, other than as a result of a scheduled automatic increase, and a decrease in Face Amount, will cause the termination of the Policy's no-lapse provision. A decrease in the Face Amount will also cancel the Automatic Face Amount Increase Option.

Changes in Owner or Beneficiary

While the Insured is living, you may request a change in the Owner or Beneficiary. The change will take effect on the date you sign the notice, but will not apply to any payment we make or other action we take before we receive the notice.

--------------------------------------------------------------------------------

                     Cash Benefits During the Insured's Life

--------------------------------------------------------------------------------

During the life of the Insured, your Policy has cash benefits which you may access within limits by taking loans, partial withdrawals or a surrender.

Policy Loans

You may request a loan against your Policy at any time while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of a loan you may take as follows:

o   Maximum Loan Amount

During the first Policy year, you may take a loan so long as the total Outstanding Loan after taking into account the loan does not exceed 50% of the Cash Surrender Value.

After the first Policy Year, the maximum loan amount you may take is:

*    Your Net Cash Surrender Value, less

* Loan interest to the next Policy anniversary on the loan amount you are currently requesting , less

* The amount we calculate for the monthly deductions for each monthly anniversary up to the next Policy anniversary.

o   Minimum Loan Amount -- $500.

How to request a loan.

You must submit a written request for a loan to the Administrative Office. Policy loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on Policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year . Currently, after the tenth Policy anniversary, the net cost is 0.25%. Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any Subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each Subaccount and Guaranteed Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the Subaccounts and Guaranteed Account in accordance with your premium allocation percentages in effect at the time of repayment.

Effect of Policy Loan. A Policy loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the Subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the Subaccounts or credited interest rates for the Guaranteed Account while the Policy loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If  the  Life  Insurance   Proceeds  become  payable  while  a  Policy  loan  is
outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

If the Outstanding Loan exceeds the Net Cash Surrender Value on any monthly anniversary, the Policy will lapse. We will send you, and any assignee of record, notice of the lapse. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

o All Policy loans that have not been repaid (including past due unpaid interest added to the loan), plus

o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received. You must indicate that the amount paid is for a loan repayment.

Partial Withdrawals

Requirements for Partial Withdrawals.

You may request a partial withdrawal at any time after the first Policy anniversary. Currently, we limit the number of partial withdrawals to four each Policy year unless made under the systematic withdrawal program. We may limit the minimum and maximum amount of withdrawals.

o Maximum Partial Withdrawal Amount -- Your Policy's Net Cash Surrender Value except that the withdrawal may not cause the Policy Face Amount to be less than the required minimum Face Amount.

o Minimum Partial Withdrawal Amount -- $250. This limit is waived for withdrawals under the systematic withdrawal program.

o Maximum Partial Withdrawal from the Guaranteed Account -- during any Policy year you may only withdraw from the Guaranteed Account 25% of your net Guaranteed Account value that is not in the Loan Account on the most recent Policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that Policy year.

o The Maximum Partial Withdrawal from the Guaranteed Account if you are a participant in the systematic withdrawal program -- under this circumstance during any Policy year you may only withdraw the greater of:

     * 25% of your net Guaranteed Account value that is not in the Loan Account on the most recent Policy anniversary reduced by all prior partial withdrawals and transfers from the Guaranteed Account during that Policy year; or

     * The maximum amount you may have withdrawn from the Guaranteed Account in any of the prior Policy years.

How to request a partial withdrawal.

You must submit a written request to our Administrative Office. We will reduce your Account Value by the partial withdrawal amount plus any applicable charges. When you request a partial withdrawal, you may direct us to take the requested amount from any Subaccount or from the Guaranteed Account. If you do not direct us of if the Guaranteed Account or Subaccount value is insufficient to withdraw the amount requested, we will withdraw all or the difference from the remaining Accounts on a pro rata basis.

We will process partial withdrawal requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial withdrawals within seven days.

Expenses for Partial Withdrawal. During the first ten Policy years or for the ten Policy years following a requested increase in Face Amount, we will deduct the applicable surrender charge on a partial withdrawal. This charge will be deducted from your Account Value along with the amount requested to be surrendered and will be considered part of the partial withdrawal (together, the "partial withdrawal amount"). Currently, we do not assess a processing fee for partial withdrawals. However, we reserve the right to assess a $25 processing charge for each withdrawal.

Effect of Partial Withdrawal on your Face Amount. The Face Amount of your Policy will also be reduced by the partial withdrawal amount if you selected the Level Death Benefit Option.

We will reduce the Face Amount by the amount of the partial withdrawal in the following order:

1.   The most recent increase in the Face Amount, if any, will be reduced first.

2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

3.   The initial Face Amount will then be decreased.

No partial withdrawal may be made that would reduce the Face Amount below the minimum Face Amount.

Partial withdrawals from your Policy may have tax consequences.

Systematic Withdrawal Program

You may request the systematic withdrawal program at any time after the first Policy anniversary. You may access your Account Value by electing the systematic withdrawal program. This program allows you to automatically receive payments on a monthly, quarterly, semi-annual or annual basis.

You have the option to switch to borrowing from your Account Value once a specified amount of withdrawals has been reached. You may also elect to borrow the interest due on your outstanding loan balance in order to continue to receive a steady stream of income. Loans taken under this program are not subject to the minimum loan amount.

Some withdrawals may be taxable.

Surrendering the Policy for Net Cash Surrender Value

You may surrender your Policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require the return of the Policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your Policy will terminate and cease to be in force if it is surrendered and no life insurance proceeds will be payable. It cannot later be reinstated.

--------------------------------------------------------------------------------

                          Payment Options for Benefits

--------------------------------------------------------------------------------

We offer a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.

--------------------------------------------------------------------------------

                             Expenses of the Policy

--------------------------------------------------------------------------------

Periodically, we will deduct expenses related to your Policy. We will deduct these:

o    from premiums, Account Value and from Subaccount assets; and

o    upon certain transactions.

The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct expenses on a current basis that is less than the guaranteed amount.

Deductions From Premiums

We will deduct up to a maximum of 8% from each premium payment. This charge is intended to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a Policy. Currently, the deduction is 5% for the first ten Policy years and 3% thereafter.

Monthly Deductions From Account Value

On the Policy Date and each monthly anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any monthly anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a monthly anniversary.

We will deduct on each monthly anniversary charges for:

o    The administration of your Policy.

o    The acquisition and underwriting costs of your Policy.

o    The cost of insurance for your Policy.

o    The cost of any supplemental benefits or riders.

Subject to our approval, you may request us to take the monthly deductions from your un-loaned Account Value allocated to the Money Market Subaccount, Guaranteed Account or a specified Subaccounts. Otherwise, we will take the monthly deductions from each Subaccount and the Guaranteed Account on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the Policy and the Separate Account. These expenses relate to premium billing and collection, record keeping, processing claims, Policy loans, Policy changes, reporting and overhead costs, processing applications and establishing Policy records. This charge will be no more than $15 per month for all Policy years. Currently, after the fifth Policy year the charge is $7.50 per month.

Acquisition Charge. We will make a deduction from your Policy Account Value for expenses associated with the acquisition and underwriting costs to issue your Policy. This charge will vary based on the Insured's Age, sex and rate class. We deduct an amount per $1,000 of Face Amount as shown in Appendix A. The charge is assessed for the first five Policy years and if you request an increase in the Face Amount, for the first five years following that increased Face Amount.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a monthly anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that monthly anniversary.

Net Amount at Risk.

If the Death Benefit is equal to the Face Amount, or the Face Amount plus the Account Value, then the Net Amount at Risk is calculated as (a) minus (b) where:

(a) is the current Death Benefit at the beginning of the Policy month divided by 1.0032737; and

(b)  is the current total Account Value.

If the Death Benefit is equal to the Account Value multiplied by the appropriate minimum death benefit factor, then the Net Amount at Risk is calculated as (a) minus (b) where:

(a)  is the current Death Benefit at the beginning of the Policy month; and

(b)  is the current total Account Value

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications, based on our underwriting:

o    preferred nonsmoker;

o    standard plus nonsmoker;

o    standard nonsmoker;

o    smoker;

o    substandard for those involving a higher mortality risk.

We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount, as well as subsequent automatic increases in Face Amount under the Automatic Face Amount Increase Option under the Policy. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount and to automatic increases in the Face Amount.

If there have been requested increases in the Face Amount, we may use different cost of insurance rates for the requested increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent requested increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Death Benefit. The Attained Age and rate class for such requested increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the then current Net Amount at Risk, plus the actual dollar amount of the flat extra charge.

Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

We may also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering the purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex- distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from the net assets in the Subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. Currently, we charge an annual rate of 0.75% of the Subaccount assets for the first 10 Policy years and 0.25% thereafter. The guaranteed charge is at an annual rate of 0.90%. Although the charge may be increased or decreased in our sole discretion, it is guaranteed not to exceed an annual rate of 0.90% of your Account Value in the Subaccounts for the duration of a Policy.

The mortality risk we assume is that the Insureds under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Account Value among the Subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new Subaccount(s) or Guaranteed Account and shown in the confirmation of the transaction.

Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 10 Policy years, we will deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 10 years after a requested increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the Face Amount. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

(1)  is equal to the Face Amount divided by $1,000;

(2) is equal to a surrender charge factor per $1,000 based on the Insured's Age, sex and rate class; and

(3) is equal to the factor based upon the number of years that has elapsed since the Policy Date or requested increase in Face Amount, as described in the following table:

             Year                      Factor

               1......................   100%

               2......................    90%

               3......................    80%

               4......................    70%

               5......................    60%

               6......................    50%

               7......................    40%

               8......................    30%

               9......................    20%

              10......................    10%

             11+......................     0%



The product of (1) and (2) will be capped at a level not to exceed a maximum surrender charge based on a rate per $1,000 of Face Amount. A table of surrender charge factors per $1,000 of Face Amount is shown in Appendix A.

Surrender Charge Based On An Increase Or Decrease In Face Amount. A requested increase in Face Amount of the Policy will result in an additional surrender charge during the 10 Policy years immediately following the requested increase. The additional surrender charge period will begin on the effective date of the requested increase. If the Face Amount of the Policy is reduced before the end of the 10th Policy year or within 10 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent requested increase in the Face Amount of the Policy. They will then be applied to prior requested increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

Surrender Charges Upon Partial Withdrawal. During the surrender charge period we will deduct a surrender charge:

o    Upon a partial withdrawal; and

o    If you decrease your Policy Face Amount.

We deduct the surrender charge from the Subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial withdrawal.

Surrender Charge Due to Partial Withdrawal. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, for the partial withdrawal, divided by the Net Cash Surrender Value immediately prior to the partial withdrawal).

Surrender Charge Due to A Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

Partial Withdrawal Administrative Charge. We reserve the right to deduct an administrative charge upon a partial withdrawal of up to $25 per partial withdrawal. Currently, we do not assess an administrative charge for partial withdrawals. In certain states the charge may be the lesser of $25 or 2% of the amount withdrawn.

Discount Purchase Programs

The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by officers, directors and employees of the Company, an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

--------------------------------------------------------------------------------

                        Supplemental Benefits and Riders

--------------------------------------------------------------------------------

We intend to make available certain supplemental benefits and riders which may in the future be issued with the Policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Policy Account Value. The addition of riders may affect the cost of insurance.

Accelerated Benefit Rider (ABR)

Accidental Death Benefit Rider (ADB)

Child's Term Rider (CTR)

Other Insured Term Rider (OIR)

Waiver of Monthly Deductions Rider (WMD)

Waiver of Specified Premium Rider (WSP)

--------------------------------------------------------------------------------

                             Other Policy Provisions

--------------------------------------------------------------------------------

Right to Exchange or Convert

You may exchange or convert this Policy to a flexible premium fixed benefit life insurance policy on the life of the Insured, without evidence of insurability. This exchange may be made:

(a) within 24 months after the Issue Date while the Policy is in force;

(b) within 24 months of any increase in Face Amount of the Policy, other than under the Automatic Face Amount Increase Option; or

(c) within 60 days of the effective date of a material change in the investment policy of a Subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account
Value must remain in the Guaranteed Account for the remaining life of the policy. The Face Amount in effect at the time of the exchange will remain unchanged. The Effective Date, Issue Date and Issue Age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the Policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest and minus any partial withdrawal and minus the cost of any riders attached to the Policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of a requested increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's Age or sex has been misstated in the Policy, the Death Benefit and any benefits provided by riders shall be those which would be purchased at the most recent monthly deduction for the cost of insurance charge for the correct Age and sex.

Other Changes. At any time we may make such changes in the Policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the Policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any Life Insurance Proceeds, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the Life Insurance Proceeds, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if:

     (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or

     (2)  the SEC by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account for up to 6 months after we receive your request.

Reports to Owners

You will receive a confirmation within seven days of the transaction of:

o the receipt of any unplanned premium (and any premium received before the Issue Date);

o    any change of allocation of premiums;

o    any transfer between Subaccounts;

o    any loan, interest repayment, or loan repayment;

o    any partial withdrawal;

o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

o    any exercise of your right to cancel;

o    an exchange of the Policy;

o    full surrender of the Policy; or

o    payment of the Life Insurance Proceeds under the Policy.

Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Death Benefit currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Separate Account.

Assignment

You may assign the Policy, if we agree, in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

1. Request in writing a reinstatement of Policy benefits within three (3) years (unless otherwise specified by state law) from the end of the Grace Period;

2.   Provide evidence of insurability satisfactory to us;

3. Make a payment of an amount sufficient to cover (I) total monthly deductions for three (3) months, calculated from the effective date of reinstatement; and (ii) the premium expense charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

4. Repay or reinstate any Outstanding Loan which existed on the date the Policy ended.

The effective date of the reinstatement of Policy benefits will be the next monthly anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The monthly expense charges, Account Value, Outstanding Loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed. We will start to make monthly deductions again as of the effective date of reinstatement.

--------------------------------------------------------------------------------

                             Performance Information

--------------------------------------------------------------------------------

From time to time we may advertise the "total return" and the "average annual total return" of the Subaccounts and the Funds. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the Subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a Fund's portfolio's or Subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix B reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premiums, contract values or separate account assets, including, mortality and expense risk deductions, monthly deductions, cost of insurance, surrender charges, sales loads, DAC taxes, and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (I) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the Policy being offered will be calculated as if the Policy had been offered during that period of time, with all charges assumed to be those applicable to the Policy. Performance information for any Subaccount in any advertising will reflect only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.

--------------------------------------------------------------------------------

                        Federal Income Tax Considerations

--------------------------------------------------------------------------------

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a Policy and the transactions you make under the Policy will impact your federal tax liability.

Tax Status of the Policy

A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax advisers to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the Policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55 percent of the value of the assets of the account are attributable to cash and cash items (including receivables), Government securities and securities of other regulated investment companies.

The diversification requirements may be met for each if:

     o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the Subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a Policy issued on the basis of a standard rate class, the Company believes that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if the you pay the full amount of premiums permitted under the Policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with outstanding loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the insured's death depends on whether the Policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

o If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the Policy is classified as a modified endowment contract (or "MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will take steps reasonably necessary to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.


o If the Policy is classified as a MEC, then amounts you receive under the Policy before the insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a Policy loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business Owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the Policy or the designation of a beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal, state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the Policy.

--------------------------------------------------------------------------------

                           Distribution of the Policy

--------------------------------------------------------------------------------

The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. (AIGESC) 80 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

Other Policies Issued by the Company

The Company may offer other policies similar to those offered herein.

--------------------------------------------------------------------------------

                            About Us and the Accounts

--------------------------------------------------------------------------------

The Company

We are a member of the American International Group, Inc.

AIG Life Insurance Company is a stock life insurance company operating under the laws of the State of Delaware. It was incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

Year 2000.

The Year 2000 issue arises from computer programs being written using two digits rather than four digits to define the applicable year. This could result in a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the year 2000, causing disruption of our operations and of our lessees, vendors, or business partners.

We have developed a plan to address the Year 2000 issue as it affects our internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom we have critical relationships.

Our plan for addressing internal systems includes:

o an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue;

o    definition of strategies to address affected systems and equipment;

o    remediation of identified affected systems and equipment; and

o    internal certification that each internal system is Year 2000 compliant.

We have remediated, tested and returned to production substantially all of our internal IT systems. We continue to remediate and test internal non-IT systems and expect to complete our remediation in 1999.

We have also initiated formal communications with respect to the Year 2000 issue to those third parties which have significant interaction with us. Currently, we are unable to ascertain whether all such third parties will successfully address the Year 2000 issue, particularly those third parties outside the United States where it is believed that remediation efforts relating to the Year 2000 issue may be less advanced. While we expect to have no interruption of operations as a result of internal IT and non-IT systems, significant uncertainties remain about the effect on us of third parties who are not Year 2000 compliant. We will continue to monitor third party Year 2000 issue readiness to determine whether additional or alternative measures may be necessary. Such measures may include selecting alternate third parties or other actions designed to mitigate the effects of a third party's lack of preparedness. There can be no assurance that unresolved Year 2000 issues of third parties will not have a material adverse impact on our results of operations, financial condition or liquidity. We are considering the effects of Year 2000 related failures on our business and, as the most reasonably likely worst case scenarios become more clearly identified, we will develop appropriate contingency plans.

The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It may be used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Account Values to the Subaccounts, you do not own these assets. You only own your Policy.

     We own the assets in the Separate Account. The Separate Account is divided into Subaccounts. The Subaccounts available under the Policy invest in shares of a specific portfolio of the Alliance Variable Products Series Fund, Anchor Series Trust, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Goldman Sachs Variable Insurance Trust, Neuberger Berman Advisers Management Trust, SunAmerica Series Trust and Templeton Variable Products Series Fund. The Separate Account may include other Subaccounts which are not available under the Policy.

Income, gains and losses, realized or unrealized, of a Subaccount are credited to or charged against the Subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each Subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Policy.


Rights we have reserved.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    Change, add or delete designated investment options.

o    Add or remove Subaccounts.

o Withdraw assets of a class of policies to which the Policy belongs from a Subaccount and put them in another Subaccount.

o    Combine any two or more Subaccounts.

o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

o Operate the Separate Account or one or more of the Subaccounts by making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the Subaccounts in any investments that are legal, as determined by our own or outside counsel.

We will not change an investment adviser or any investment of a Subaccount of our Separate Account unless approved by the Commissioner of Insurance of the State of Delaware or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this Policy is delivered.

If any change we make results in a material change in the underlying investments of a Subaccount, we will notify you of such change. If you have value in that
Subaccount:

o We will transfer it at your written direction from that Subaccount (without charge) to another Subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages.

Voting Rights

We are the legal owner of shares held by the Subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the Subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Account Value in the Subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the Company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

o    Interests in the Guaranteed Account under the Securities Act of 1933, and

o    the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

--------------------------------------------------------------------------------


                      Our Directors and Executive Officers

--------------------------------------------------------------------------------


The directors and principal officers of the Company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the Company during the past five (5) years unless otherwise indicated.


                                                                                  Principal Business
                                                                                  Affiliations and
                                                                                  Principal Occupations
Name and Address                                Office                            During Past Five Years

Michele L. Abruzzo                              Director, Senior                  Senior Vice President of
80 Pine Street                                  Executive                         American International
New York, NY 10005                              Vice President                    Life Assurance Company
                                                                                  of New York

Paul S. Bell                                    Director, Sr. Vice                Sr. Vice President and
One Alico Plaza                                 President and Chief               Actuary of American
600 King Street                                 Actuary                           International Life
Wilmington, DE 19801                                                              Assurance Company of
                                                                                  New York

Maurice R. Greenberg                            Director                          Director, Chairman and
70 Pine Street                                                                    Chief Executive Officer
New York, NY 10270                                                                AIG, Inc.

Edward Easton Matthews                          Director, Senior Vice             Vice Chairman of
70 Pine Street                                  President                         Investments and Financial
New York, NY 10270                                                                Services of AIG, Inc.

Jerome T. Muldowney                             Director, Senior Vice             Senior Vice President of
175 Water Street                                President                         American International
New York, NY 10038                                                                Life Assurance Company
                                                                                  of New York, Senior
                                                                                  Managing Director of AIG
                                                                                  Global Investment Corp.




Robinson K. Nottingham                          Director, Chairman of the         Chairman of the Board and
70 Pine Street                                  Board                             Chief Executive Officer of
New York, NY 10270                                                                American International
                                                                                  Life Insurance Company
                                                                                  (ALICO)

Nicholas A. O'Kulich                            Director, Vice Chairman,          Vice President, Senior Vice
70 Pine Street                                  Treasurer                         President of AIG, Inc.
New York, NY 10270
Howard Ian Smith                                Director                          Director, Executive Vice
70 Pine Street                                                                    President, Chief Financial
New York, NY 10270                                                                Officer and Comptroller of
                                                                                  AIG, Inc.

Edmund Sze-Wing Tse                             Director                          Vice Chairman of AIG,
70 Pine Street                                                                    Inc.
New York, NY 10270
Elizabeth M. Tuck                               Secretary                         Secretary and Assistant
70 Pine Street                                                                    Secretary of AIG, Inc., and
New York, NY 10270                                                                certain affiliates

Kenneth D. Walma                                General Counsel and               Assistant Secretary and
One Alico Plaza                                 Vice President                    Associate General Counsel
600 King Street
Wilmington, DE  19801

Stephen M. White                                Deputy Comptroller and            Assistant Controller of
One Alico Plaza                                 Vice President                    American International
600 King Street                                                                   Life Assurance Company
Wilmington, DE  19801                                                             of New York

Gerald Walter Wyndorf                           Director, Chief Executive         Executive Vice President
80 Pine Street                                  Officer and President             of American International
New York, NY 10038                                                                Life Assurance Company
                                                                                  of New York


--------------------------------------------------------------------------------

                                Other Information

--------------------------------------------------------------------------------


State Regulation

We are subject to the laws of Delaware governing insurance companies and to regulation by the Delaware Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our Policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.


Experts

Our financial statements (AIG Life Insurance Company as of December 31, 1998 and 1997 and for the years ended December 31, 1998, 1997 and 1996; and AIG Life Insurance Company Variable Account II as of December 31, 1998 and for the years ended December 31, 1998 and 1997)which appear in this Prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in their reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's . The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

--------------------------------------------------------------------------------

                           Financial Statements
--------------------------------------------------------------------------------

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.






February 5, 1999

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                           December31,         December 31,
                                                                              1998                  1997
Assets
Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,238,045           $ 2,984,255
        (cost: 1998 - $4,081,008: 1997 - $2,826,088)
     Equity securities:
        Common stock
        (cost: 1998 - $901: 1997 - $1,381)                                        2,410                 2,775
         Preferred stock
        (cost: 1998 - $18,250 : 1997 - $250)                                     19,338                   250
Mortgage loans on real estate, net                                              468,342               350,823
Real estate, net of accumulated
 depreciation of $4,351 in 1998; and $4,740 in 1997                              13,002                15,940
Policy loans                                                                  1,010,969             1,496,837
Other invested assets                                                            81,916                56,219
Short-term investments                                                          163,704               667,912
Cash                                                                              4,788                 5,132
                                                                         --------------         -------------

    Total investments and cash                                                6,002,514             5,580,143


Amounts due from related parties                                                 17,330                11,446
Investment income due and accrued                                                94,029                85,135
Premium and insurance balances receivable-net                                    56,583                46,937
Reinsurance assets                                                               72,044                60,744
Deferred policy acquisition costs                                               167,840               118,535
Federal income tax receivable                                                     4,207                     -
Separate and variable accounts                                                1,971,280             1,204,643
Other assets                                                                      6,228                 4,855
                                                                         --------------         -------------

                                    Total assets                            $ 8,392,055           $ 7,112,438
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                         December 31,           December 31,
                                                                            1998                   1997
Liabilities
  Policyholders' funds on deposit                                           $ 4,472,854             $ 3,745,902
  Future policy benefits                                                      1,002,244                 749,918
  Reserve for unearned premiums                                                  21,468                  24,108
  Policy and contract claims                                                    200,193                 199,069
  Reserve for commissions, expenses and taxes                                    25,702                  16,103
  Insurance balances payable                                                     56,263                  47,372
  Amounts due to related parties                                                  4,119                   3,945
  Federal income tax payable                                                          -                   1,684
  Deferred income taxes                                                          56,519                  37,498
  Separate and variable accounts                                              1,971,280               1,204,643
  Minority interest                                                               5,987                   6,067
  Other liabilities                                                              59,189                 621,585
                                                                          -------------            ------------


                                    Total liabilities                         7,875,818               6,657,894
                                                                            -----------             -----------


Capital funds


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             236,521                 181,887
  Accumulated other comprehensive income                                        121,549                 114,490
                                                                           ------------           -------------


                                    Total capital funds                         516,237                 454,544
                                                                           ------------            ------------


Total liabilities and capital funds                                         $ 8,392,055             $ 7,112,438
                                                                             ==========              ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)

                                                                             Years ended December 31,

                                                          1998                        1997                      1996
                                                         ---------               --------------            -------------
Revenues:
  Premiums                                              $  616,964                 $   437,650              $   394,480
  Net investment income                                    457,148                     381,868                  504,661
  Realized capital (losses)                                   (334)                     (3,025)                     (51)
                                                     -------------               -------------           -------------


                  Total revenues                         1,073,778                     816,493                  899,090
                                                         ---------                 -----------               ----------


Benefits and expenses:
  Benefits to policyholders                                272,368                     188,969                  189,933
  Increase in future policy benefits
   and policyholders' funds on deposit                     547,100                     397,481                  495,529
  Acquisition and insurance expenses                       168,075                     163,533                  161,841
                                                        ----------                 -----------               ----------

                  Total benefits and expenses              987,543                     749,983                  847,303
                                                        ----------                 -----------               ----------


Income before income taxes                                  86,235                      66,510                   51,787
                                                       -----------                ------------               ----------

Income taxes (benefits):
   Current                                                  16,218                      20,059                   25,087
   Deferred                                                 15,220                       3,964                   (5,486)
                                                       -----------               -------------              -----------

      Total income taxes                                    31,438                      24,023                   19,601
                                                       -----------                 -----------               ----------

Net income before minority interest                         54,797                      42,487                   32,186
Minority interest income (loss)                               (163)                       (128)                     154
                                                      ------------                -------------            ------------

Net income                                             $    54,634                 $    42,359              $    32,340
                                                        ==========                  ==========               ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1998                   1997                      1996
                                                       ------------           ------------             -------------
Common Stock

Balance at beginning of year                          $       4,884           $      4,884             $      4,884
                                                       ------------            -----------              -----------

Balance at end of year                                        4,884                  4,884                    4,884
                                                       ------------            -----------              -----------



 Additional paid-in capital

Balance at beginning of year:                               153,283                123,283                  123,283
Capital contribution                                              -                 30,000                        -
                                                    ---------------             ----------           --------------
Balance at end of year                                      153,283                153,283                  123,283
                                                          ---------              ---------                ---------


Retained earnings

 Balance at beginning of year                               181,887                139,528                  107,188
 Net income                                                  54,634                 42,359                   32,340
                                                         ----------             ----------              -----------

 Balance at end of year                                     236,521                181,887                  139,528
                                                          ---------              ---------               ----------

Accumulated other comprehensive income

 Balance at beginning of year                               114,490                 62,814                   87,673
 Unrealized appreciation (depreciation) of
     investments - net of reclassification
     adjustments                                             10,860                 79,497                  (50,245)
 Deferred income tax (expense) benefit on
     changes                                                 (3,801)               (27,821)                  25,386
                                                        -----------             ----------               ----------

  Balance at end of year                                    121,549                114,490                   62,814
                                                          ---------              ---------               ----------



               Total capital funds                       $  516,237             $  454,544              $   330,509
                                                          =========              =========               ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                                     Years ended December 31,

                                                                            1998               1997              1996
                                                                         -----------        ----------       ------------
Cash flows from operating activities:
 Net income                                                              $   54,634      $     42,359       $      32,340
                                                                          ---------       -----------        ------------

Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains and losses included in income:
 Change in insurance reserves                                               250,810           121,325              72,151
 Change in premiums and insurance balances
  receivable and payable -net                                                  (753)           (5,346)             11,782
 Change in reinsurance assets                                               (11,301)          157,710             (10,627)
 Change in deferred policy acquisition costs                                (49,305)          (34,248)            (23,662)
 Change in investment income due and accrued                                 (8,894)           22,133             135,480
 Realized capital losses                                                        334             3,025                  51
 Change in current and deferred income taxes -net                             9,330             2,689              (7,133)
 Change in reserves for commissions, expenses and taxes                       9,599            13,243             (21,274)
 Change in other assets and liabilities - net                               (61,575)           69,582              12,733
                                                                         -----------      -----------        ------------
         Total adjustments                                                  138,245           350,113             169,501
                                                                          ---------        ----------         -----------
 Net cash provided by operating activities                                  192,879           392,472             201,841
                                                                          ---------        ----------         -----------

Cash flows from investing activities:
 Cost of fixed maturities at market, sold                                   282,756            23,816              40,098
 Cost of fixed maturities at market, matured or redeemed                    340,435           153,963             124,621
 Cost of equity securities sold                                               1,039             3,676               2,607
 Cost of real estate sold                                                     2,585                 -                   -
 Realized capital gains                                                       1,666             1,975                 (51)
 Purchase of fixed maturities                                            (1,865,768)         (804,262)           (524,245)
 Purchase of equity securities                                              (18,559)           (1,750)             (1,678)
 Purchase of real estate                                                       (341)             (413)               (881)
 Mortgage loans granted                                                    (202,484)          (87,690)            (74,590)
 Repayments of mortgage loans                                                83,035            29,298              16,416
 Change in policy loans                                                     485,868           377,124           1,087,765
 Change in short-term investments                                           504,208          (567,876)            102,616
 Change in other invested assets                                            (11,706)            6,294              11,002
 Other - net                                                                (27,908)           11,917                 (38)
                                                                         ----------       -----------      --------------

  Net cash (used in) provided by investing activities                      (425,174)         (853,928)            783,642
                                                                          ----------       -----------         ----------

Cash flows from financing activities:
 Change in policyholders' funds on deposit                                  231,951           430,808            (980,835)
 Proceeds from capital contribution                                           -                30,000                -
                                                                    ---------------       -----------   -----------------
   Net cash provided by (used in) financing activities                      231,951           460,808            (980,835)
                                                                          ---------        ----------         ------------

Change in cash                                                                 (344)             (648)              4,648
Cash at beginning of year                                                     5,132             5,780               1,132
                                                                       ------------      ------------       -------------
Cash at end of year                                                    $      4,788     $       5,132      $        5,780
                                                                        ===========      ============       =============


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1998                   1997                      1996
                                                       ------------           ------------             -------------
Comprehensive income

Net income                                            $      54,634          $      42,359             $     32,340
                                                       ------------           ------------              -----------



Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                10,860                 79,497                  (50,245)
 Changes due to deferred income tax benefit
       (expense) on changes and
       future policy benefits                                (3,801)               (27,821)                  25,386
                                                       ------------           -------------             -----------

  Other comprehensive income                                  7,059                 51,676                  (24,859)
                                                       ------------           ------------              -----------

 Comprehensive income                                  $     61,693           $     94,035            $       7,481
                                                        ===========            ===========             ============






                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated life. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998. FASB 130 had no impact on the Company's results of operations, financial condition or liquidity.

          FASB 131 establishes standards for the way companies are required to disclose information about their operating segments in annual financial statements and in interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 has been adopted for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires revised disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2000.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 1999.

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

     (i) The financial statements for 1997 and 1996 have been reclassified to conform to the 1998 presentation.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $2,448,000 and $2,454,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1998 and 1997, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                            Years ended December 31,
                                                       1998              1997             1996

        Fixed maturities                            $284,267          $200,097         $164,548
        Equity securities                                622                58              219
        Mortgage loans                                36,464            28,714           22,797
        Real estate                                    2,406             2,254            2,125
        Policy loans                                 120,927           148,555          314,020
        Cash and short-term investments                9,346             3,582            2,924
          Other invested assets                        8,015             2,380            2,549
                                                   ---------         ---------        ---------
                  Total investment income            462,047           385,640          509,182
        Investment expenses                            4,899             3,772            4,521
                                                   ---------         ---------        ---------

                  Net investment income             $457,148          $381,868         $504,661
                                                     =======           =======          =======



     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1998, 1997 and 1996 are summarized below (in thousands):

                                                                                       Years ended December 31,
                                                                                 1998              1997            1996
    Net realized (losses) gains on investments:
        Fixed maturities                                                      $     -            $    -        $      (79)
        Equity securities                                                           84             1,975               28
        Mortgage loans                                                          (2,000)           (5,000)               -
        Real estate                                                              1,561                 -                -
        Other invested assets                                                       21                 -                -
                                                                             ---------       -----------     ------------
        Net realized gains                                                    $   (334)         $ (3,025)     $       (51)
                                                                               =======           =======       ==========

    Change in unrealized appreciation (depreciation) of investments:
          Fixed maturities                                                   $  (1,131)          $77,422         $(58,659)
        Equity securities                                                        1,203              (626)           1,517
          Other invested assets                                                 10,788             2,701            6,897
                                                                             ---------           -------        ---------
        Net change in unrealized appreciation
          (depreciation) of investments                                      $  10,860           $79,497         $(50,245)
                                                                              ========            ======          =======


     Proceeds from the sale of investments in fixed maturities during 1998, 1997 and 1996 were $282,756,000, $23,816,000, and $40,098,000, respectively.

     During  1998,  1997  and  1996,  gross  gains  of  $0,  $0,  and  $176,000, respectively, and gross losses of $0, $0, and $255,000, respectively, were realized on dispositions of fixed maturity investments.

     During  1998,  1997 and  1996,  gross  gains of  $84,000,  $1,975,000,  and
     $28,000, respectively, were realized on disposition of equity securities.

(d)  Market  Value  of  Fixed   Maturities   and  Unrealized   Appreciation   of
     Investments: At December 31, 1998 and 1997, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $2,854,000 and $1,530,000 and gross losses of $257,000 and $136,000, respectively.

     The amortized cost and estimated market values of investments in fixed maturities at December 31, 1998 and 1997 are as follows (in thousands):

                                                                              Gross            Gross
        1998                                              Amortized         Unrealized        Unrealized      Market
        ----                                               Cost               Gains            Losses          Value
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   50,617     $      19,220   $          10     $    69,827
          States, municipalities and
              political subdivisions                        370,790            23,962           4,961         389,791
          Foreign governments                                30,431             7,201             -            37,632
          All other corporate                             3,629,170           156,316          44,691       3,740,795
                                                          ---------        ----------       ---------       ---------

        Total fixed maturities                           $4,081,008       $   206,699      $   49,662      $4,238,045
                                                          =========        ==========       =========       =========

                                                                              Gross            Gross
        1997                                              Amortized         Unrealized        Unrealized      Market
        ----                                               Cost               Gains            Losses          Value
        Fixed maturities:
          U.S. Government and government
              agencies and authorities                   $   42,866       $    14,667    $      -          $  57,533
          States, municipalities and
              political subdivisions                        371,477            21,481             252         392,706
          Foreign governments                                30,168             4,887           -              35,055
          All other corporate                             2,381,577           125,382           7,998       2,498,961
                                                          ---------        ----------      ----------       ---------

        Total fixed maturities                           $2,826,088       $   166,417     $     8,250      $2,984,255
                                                          =========        ==========      ==========       =========

          The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 1998, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                       Estimated
                                                              Amortized                 Market
                                                                Cost                    Value

        Due in one year or less                              $   139,701            $   144,918
        Due after one year through five years                  1,097,111              1,136,468
        Due after five years through ten years                 1,538,510              1,586,346
        Due after ten years                                    1,305,686              1,370,313
                                                              ----------              ---------

                                                             $ 4,081,008             $4,238,045
                                                               =========              =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1998 and 1997, the market value of the CMO portfolio was $522,844,000 and $445,739,000, respectively; the estimated amortized cost was approximately $504,077,000 in 1998 and $426,760,000 in 1997. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1998.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1998 and
          1997, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $344,609,000 and $242,573,000, respectively, and an aggregate market value of $327,217,000 and $244,417,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following company exceeded 10% of the Company's total capital funds at December 31, 1998 (in thousands):

          Other Invested Assets:
          Equity Linked Investors II, L.P.              $   60,271

3.   Deferred Policy Acquisition Costs

     The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                  Years ended December 31,
                                            1998          1997           1996
        Balance at beginning of year     $118,535       $84,287        $60,625
        Acquisition costs deferred         71,430        50,927         43,534
        Amortization charged to income    (22,125)      (16,679)       (19,872)
                                         --------      --------         ------
        Balance at end of year           $167,840      $118,535        $84,287
                                          =======       =======         ======

4.  Future Policy Benefits and Policyholders' Funds on Deposit

(a) The analysis of the future policy benefits and policyholders' funds on deposit at December 31, 1998 and 1997 follows (in thousands):

                                                            1998                     1997
                                                        -----------               ----------
        Future Policy Benefits:
        Long duration contracts                        $   987,503                $   740,969
        Short duration contracts                            14,741                      8,949
                                                       -----------               ------------
                                                        $1,002,244                $   749,918
                                                         =========                 ==========

        Policyholders' funds on deposit:
        Annuities                                     $  1,385,203              $   1,265,490
        Universal life                                     184,460                    149,202
        Guaranteed investment contracts (GICs)             669,035                    379,049
        Corporate owned life insurance                   2,229,843                  1,948,558
           Other investment contracts                        4,313                      3,603
                                                      ------------               ------------
                                                      $  4,472,854              $   3,745,902
                                                      ============               ============

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 10.1 percent.

     (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.1 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 8.1 percent and maturities range from 1 to 20 years.

          (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 1998 was 7.0 percent.

          (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of 5.6 percent to 7.5 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

          (a) The Federal income tax rate applicable to ordinary income is 35% for 1998, 1997 and 1996. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                       Years ended December 31,
                                         -------------------------------------------------------------------------------------
                                                   1998                        1997                       1996
                                         -----------------------       -----------------------   ------------------------
                                               Percent                      Percent                    Percent
                                                  of                            of                        of
                                               pre-tax                      pre-tax                    pre-tax
                                             operating                     operating                 operating
                                         Amount         Income             Amount    Income          Amount    Income
        "Expected" income tax
             expense                       $ 30,183       35.0%         $ 23,279     35.0%         $ 18,125      35.0%
        Prior year federal
             income tax benefit                 268         0.3               (6)           -           (51)     (0.1)
          State income tax                      599        0.7               673      1.0               850       1.6
        Other                                   388        0.5                77      0.1               677       1.3
                                           --------    -------        ----------    -----         ---------     -----
        Actual income tax expense           $31,438       36.5%         $ 24,023     36.1%         $ 19,601      37.8%
                                             ======     ======           =======     ====           =======      ====



     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                             Years ended December 31,
                                                             1998                     1997
    Deferred tax assets:
        Adjustment to life reserves                      $   59,903              $    51,992
        Adjustments to mortgage loans and
              investment income due and accrued               4,913                    4,250
        Adjustment to policy and contract claims              5,456                    8,816
        Other                                                 2,406                    4,292
                                                         ----------                ---------
                                                             72,678                   69,350
                                                          ---------                 --------
    Deferred tax liabilities:
        Deferred policy acquisition costs                $   55,308              $    37,559
        Unrealized appreciation on investments               65,445                   61,644
        Bond discount                                         4,911                    4,843
        Other                                                 3,533                    2,802
                                                         ----------              -----------
                                                            129,197                  106,848
                                                           --------                ---------

        Net deferred tax liability                       $   56,519               $   37,498
                                                          =========                =========

     (c) At December 31, 1998, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1998, 1997, and 1996 amounted to $21,184,000, $20,311,000, and $25,412,000, respectively.

6.   Commitments and Contingencies

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

     During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. The agreement requires the Company to make capital contributions totaling $50,000,000. Contributions totaling $10,963,000 have been made through December 31, 1998.

     During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $1,868,000 have been made through December 31, 1998.

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

        1998                                       Fair             Carrying
                                                   Value             Amount
        Cash and short-term investments       $    168,492         $    168,492
        Fixed maturities                         4,238,045            4,238,045
        Equity securities                           21,748               21,748
        Mortgage and policy loans                1,500,447            1,479,311

        Policyholders' funds on deposit        $ 4,554,644          $ 4,472,854

        1997                                       Fair             Carrying
                                                   Value             Amount
        Cash and short-term investments       $    673,044         $    673,044
        Fixed maturities                         2,984,255            2,984,255
        Equity securities                            3,025                3,025
        Mortgage and policy loans                1,868,449            1,847,660
          Interest rate cap                          -                       19

        Policyholders' funds on deposit        $ 3,777,435          $ 3,745,902

8.  Capital Funds

     (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $35,350,000 during 1998, however, no dividends were paid during the year.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices was $298,047,000 at December 31, 1998 and $285,350,000 at December 31, 1997. Statutory net income amounted to $28,789,000, $35,350,000 and $47,074,000 for 1998, 1997 and 1996,
          respectively.

     (c) During 1997, the Company received a $30,000,000 surplus contribution from American International Group Inc., the parent.

     (d)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(334,000), $(3,025,000) and $(51,000) for December 31, 1998, 1997 and 1996,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1998, 1997 and 1996 were approximately $272,000, $373,000, and $400,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1998 by $100,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 1998, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (d)  The Parent  applies APB  Opinion 25  "Accounting  for Stock  issued to
          Employees" and related interpretations in accounting for its stock based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10.  Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1998, the future minimum lease payments under operating leases were as follows (in thousands):

                    Year                                 Payment

                    1999                               $   4,251
                    2000                                   2,980
                    2001                                   2,530
                    2002                                   2,380
                    2003                                   1,870
                    Remaining years after 2003             1,571
                                                         -------

                    Total                              $  15,582

          Rent expense approximated $4,450,000,  $3,881,000,  and $4,263,000 for the years ended December 31, 1998, 1997 and 1996, respectively.

     (b) Sublease Income - The Company does not participate in sublease agreements.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

     The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):




                                                                                                              Percentage
 December 31, 1998                                                                                            of Amount
                                                                                                               Assumed
                                             Gross               Ceded          Assumed             Net         to Net

      Life Insurance in Force             $53,884,853        $19,921,930      $ 896,285        $34,859,208          2.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                184,487             54,134          2,022            132,375          1.5%
          Accident and Health                 155,199             82,614        142,878            215,463         66.3%
          Annuity                             269,126              -               -               269,126           -
                                         ------------      -----------------  --------------    ------------

        Total Premiums                  $     608,812       $    136,748      $ 144,900      $     616,964         23.5%
                                         ============        ===========       ========       ============

                                                                                                                Percentage
                                                                                                                of Amount
    December 31, 1997                                                                                            Assumed
                                           Gross             Ceded          Assumed              Net             to Net

      Life Insurance in Force             $52,183,971        $18,779,228      $ 935,975        $34,340,718          2.7%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                200,926             67,350          2,389            135,965          1.8%
          Accident and Health                 118,663             59,550        115,573            174,686         66.2%
          Annuity                             126,999               -               -              126,999           -
                                         ------------      -----------------  --------------    ------------

        Total Premiums                  $     446,588       $    126,900      $ 117,962      $     437,650         27.0%
                                         ============        ===========       ========       ============

                                                                                                             Percentage
                                                                                                             of Amount
    December 31, 1996                                                                                        Assumed
                                           Gross             Ceded          Assumed              Net             to Net

      Life Insurance in Force             $53,854,456        $17,392,184      $ 605,831        $37,068,103          1.6%
                                           =============      ==========       ========         ==========

        Premiums:
          Life                                187,886             49,150            327            139,063           -
          Accident and Health                  97,971             28,359        107,447            177,059         60.7%
          Annuity                              78,358               -               -               78,358           -
                                        -------------     -------------------  --------------  -------------

        Total Premiums                  $     364,215    $        77,509      $ 107,774      $     394,480         27.3%
                                         ============     ==============       ========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $111,580,000, $100,029,000, and $54,456,000, respectively, for each of the years ended December 31, 1998, 1997 and 1996.

          The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1998 amounted to $1,237,000 and $1,000, respectively. Premium income and commission ceded for 1997 amounted to $1,251,000 and $1,000, respectively. Premium income and commission ceded to affiliates amounted to $1,345,000 and $0 for the year ended December 31, 1996. Premium income and ceding commission expense assumed from affiliates aggregated
          $131,771,000  and  $31,584,000,  respectively,  for 1998,  compared to
          $110,529,000 and $24,853,000, respectively, for 1997, and $103,885,000 and $27,609,000, respectively for 1996.

     (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1998, 1997 and 1996, the Company was charged $40,417,000, $37,846,000 and $28,277,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $23,132,000, $18,134,000 and $17,598,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (c) During 1997, a reinsurance agreement covering certain annuity policies was terminated. Upon cancellation, assets totaling $164,895,000 were transferred to the Company from Delaware American Life Insurance Company.

     (d) During 1996, the Company purchased 1,500,000 shares of AIG Life Ireland, LTD., a subsidiary.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)


                                                                             June 30,            December 31,
                                                                              1999                  1998
                                                                           (unaudited)
Assets
Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                           $ 4,539,466           $ 4,238,045
        (cost: 1999 - $4,563,445: 1998 - $4,081,008)
     Equity securities:
        Common stock
        (cost: 1999-$2,608: 1998 - $901)                                          2,608                 2,410
      Preferred stock
      (cost: 1999 - $20,252 : 1998 - $18,250)                                    20,416                19,338
Mortgage loans on real estate, net                                              435,517               468,342
Real estate, net of accumulated
 depreciation of $4,683 in 1999; and $4,351 in 1998                              12,860                13,002
Policy loans                                                                    635,774             1,010,969
Other invested assets                                                            87,916                81,916
Short-term investments                                                           70,814               163,704
Cash                                                                              4,191                 4,788
                                                                         --------------         -------------

    Total investments and cash                                                5,809,562             6,002,514


Amounts due from related parties                                                  7,575                17,330
Investment income due and accrued                                               107,353                94,029
Premium and insurance balances receivable-net                                    70,564                56,583
Reinsurance assets                                                              115,276                72,044
Deferred policy acquisition costs                                               192,311               167,840
Federal income tax receivable                                                       936                 4,207
Deferred income taxes                                                             7,231                     -
Separate and variable accounts                                                2,599,917             1,971,280
Other assets                                                                      5,751                 6,228
                                                                         --------------         -------------

                                    Total assets                            $ 8,916,476           $ 8,392,055
                                                                             ==========            ==========


                 See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                              June 30,              December 31,
                                                                               1999                    1998
                                                                            (unaudited)
Liabilities
  Policyholders' funds on deposit                                           $ 4,377,132             $ 4,472,854
  Future policy benefits                                                      1,098,017               1,002,244
  Reserve for unearned premiums                                                  19,018                  21,468
  Policy and contract claims                                                    189,467                 200,193
  Reserve for commissions, expenses and taxes                                    12,338                  25,702
  Insurance balances payable                                                     59,998                  56,263
  Amounts due to related parties                                                  8,378                   4,119
  Deferred income taxes                                                               -                  56,519
  Separate and variable accounts                                              2,599,917               1,971,280
  Minority interest                                                               5,996                   5,987
  Other liabilities                                                             127,408                  59,189
                                                                           ------------             -----------


                                    Total liabilities                         8,497,669               7,875,818
                                                                            -----------             -----------


Capital Funds


  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                                4,884                   4,884
  Additional paid-in capital                                                    153,283                 153,283
  Retained earnings                                                             262,392                 236,521
  Accumulated other comprehensive income                                         (1,752)                121,549
                                                                         --------------            ------------

                                    Total capital funds                         418,807                 516,237
                                                                           ------------            ------------


Total liabilities and capital funds                                         $ 8,916,476             $ 8,392,055
                                                                             ==========              ==========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)
                                   (unaudited)



                                                                                For the six months ended June 30,
                                                                                       1999                        1998
Revenues:
  Premiums                                                                         $ 301,096                   $ 309,585
  Net investment income                                                              219,644                     230,579
  Realized capital (losses)                                                           (1,837)                          -
                                                                                  -----------              -------------

                     Total revenues                                                  518,903                     540,164
                                                                                    --------                    --------


Benefits and expenses:
  Benefits to policyholders                                                          154,238                     122,614
  Increase in future policy benefits
   and policyholders' funds on deposit                                               225,875                     294,553
  Acquisition and insurance expenses                                                  98,771                      81,806
                                                                                   ---------                    --------

                    Total benefits and expenses                                      478,884                     498,973
                                                                                    --------                    --------


Income before income taxes                                                            40,019                      41,191
                                                                                   ---------                   ---------

Income taxes (benefits):
   Current                                                                            11,409                      11,934
   Deferred                                                                            2,643                       2,976
                                                                                  ----------                  ----------

      Total income taxes                                                              14,152                      14,910
                                                                                   ---------                   ---------

Net income before minority interest                                                   25,967                      26,281
Minority interest income                                                                  96                          87
                                                                                ------------                ------------

Net income                                                                        $   25,871                  $   26,194
                                                                                   =========                   =========

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                                June 30,             December 31,
                                                                                  1999                  1998
                                                                                ---------           ------------------
                                                                                (unaudited)
Common Stock

Balance at beginning of year                                                 $       4,884           $        4,884
                                                                               -----------              -----------
Balance at end of year                                                               4,884                    4,884
                                                                               -----------              -----------


 Additional paid-in capital

Balance at beginning of year:                                                      153,283                  153,283
                                                                                 ---------                ---------
Balance at end of year                                                             153,283                  153,283
                                                                                 ---------                ---------


Retained earnings
  Balance at beginning of year                                                     236,521                  181,887
  Net income                                                                        25,871                   54,634
                                                                                ----------               ----------

  Balance at end of year                                                           262,392                  236,521
                                                                                 ---------                ---------


Accumulated other comprehensive income

 Balance at beginning of year                                                      121,549                  114,490
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                                                 (189,694)                  10,860
  Deferred income tax benefit (expense) on
      changes                                                                       66,393                   (3,801)
                                                                                ----------               ----------

  Balance at end of year                                                            (1,752)                 121,549
                                                                               -----------                ---------


               Total capital funds                                              $  418,807               $  516,237
                                                                                 =========                =========

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)
                                  (unaudited)

                                                                                             For six months ended June 30,
                                                                                               1999                      1998

Cash flows from operating activities:
 Net income                                                                                $   25,871             $     26,194

 Adjustments to reconcile net income
 to net cash provided by operating
 activities:
 Non-cash revenues, expenses, gains and losses included in income:
 Change in insurance reserves                                                                  82,598                  160,672
 Change in premiums and insurance balances
  receivable and payable -net                                                                 (10,246)                  (6,301)
 Change in reinsurance assets                                                                 (43,233)                   3,816
 Change in deferred policy acquisition costs                                                  (24,471)                 (28,584)
 Change in investment income due and accrued                                                  (13,324)                 (61,375)
 Realized capital gains                                                                         1,837                        -
 Change in current and deferred income taxes -net                                               5,913                    1,330
 Change in reserves for commissions, expenses and taxes                                       (13,364)                  12,002
 Change in other assets and liabilities - net                                                  45,704                  (72,158)
                                                                                              -------              ------------
         Total adjustments                                                                     31,414                    9,402
                                                                                             --------             -------------
 Net cash provided by operating activities                                                     57,285                   35,596
                                                                                             --------              ------------

Cash flows from investing activities:
 Cost of fixed maturities, at market sold                                                     401,435                  105,330
 Cost of fixed maturities, at market matured or redeemed                                      212,993                  213,083
 Cost of equity securities sold                                                                 1,020                      579
 Realized capital gains                                                                        (1,837)                       -
 Purchase of fixed maturities                                                              (1,092,475)              (1,202,140)
 Purchase of equity securities                                                                 (3,023)                 (10,579)
 Mortgage loans granted                                                                       (49,000)                 (40,477)
 Repayments of mortgage loans                                                                  81,865                   32,912
 Change in policy loans                                                                       375,195                  (23,658)
 Change in short-term investments                                                              92,889                  505,795
 Change in other invested assets                                                              (13,930)                  (5,556)
 Other - net                                                                                   32,708                   (8,597)
                                                                                           ----------             -------------
  Net cash provided by (used in) investing activities                                          37,840                 (433,308)
                                                                                           ----------               -----------

Cash flows from financing activities:
 Change in policyholders' funds on deposit                                                    (95,722)                 401,502
                                                                                          ------------             -----------

   Net cash (used in) provided by financing activities                                        (95,722)                 401,502
                                                                                          ------------              ----------
Change in cash                                                                                   (597)                   3,790
Cash at beginning of year                                                                       4,788                    5,132
                                                                                         ------------             ------------
Cash at end of year                                                                      $      4,191            $       8,922
                                                                                          ===========             ============

                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)
                                   (unaudited)


                                                                                     June 30,           December 31,
                                                                                       1999                      1998
                                                                                   (unaudited)
Comprehensive income

Net income                                                                       $      25,871           $      54,634
                                                                                  ------------            ------------

Other comprehensive income

Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                                                         (189,694)                 10,860
 Changes due to deferred income tax benefit
       (expense) on changes                                                             66,393                  (3,801)
                                                                                   -----------           -------------

  Other comprehensive income                                                          (123,301)                  7,059
                                                                                    ----------           -------------

 Comprehensive income                                                             $    (97,430)           $     61,693
                                                                                   ===========-            ===========


                 See accompanying notes to financial statements

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

Basis of Presentation: The year-end balance sheet data was derived from audited financial statements, but does not include all disclosures required by generally accepted accounting principles.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of
AIG Life Insurance Company
Variable Account II

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account II (comprising twenty-seven subaccounts, hereafter collectively referred to as "Variable Account II") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account II at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of Variable Account II; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.






March 12, 1999

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

--------------------------------------------------------------------------------------------------------------------------

ASSETS:
 Investments at Market Value:

                                                          Shares             Cost                  Market Value
                                                 ------------------------------------------------------------------------
                                                 ------------------------------------------------------------------------
    Aim
      Capital Appreciation Portfolio                7,967.361             $ 174,945                 $ 200,777
      International Equity Portfolio               12,467.656               236,877                   244,616
    Alliance
      Conservative Investors Portfolio              2,351.573                31,263                    32,995
      Global Bond Portfolio                           688.066                 8,257                     8,547
      Global Dollar Government Portfolio               21.880                   212                       222
      Growth Portfolio                            103,752.036             2,269,574                 2,827,243
      Growth & Income Portfolio                   114,967.436             2,371,168                 2,510,891
      Growth Investors Portfolio                   11,980.789               170,031                   195,648
      Money Market Portfolio                       20,485.370                20,484                    20,484
      Premier Growth Portfolio                      4,897.459               135,406                   151,967
      Technology Portfolio                         42,154.382               625,961                   808,100
      Total Return Portfolio                          140.114                 2,418                     2,530
      Quasar Portfolio                             29,073.531               378,222                   323,880
      U.S. Government High Grade Portfolio             78.903                   967                       968
      Utility Income Portfolio                         53.953                   967                     1,020
    Dreyfus
      Small Company Stock Portfolio                16,436.564               244,881                   248,028
      Stock Index Portfolio                        83,498.512             2,317,307                 2,715,365
      Zero Coupon 2000 Portfolio                    1,086.434                13,465                    13,579
    Fidelity
      Asset Manager Portfolio                      43,714.023               749,687                   793,844
      Contrafund Portfolio                         12,145.716               259,365                   296,842
      Growth Portfolio                             67,940.819             2,451,577                 3,048,504
      High Income Portfolio                        22,836.942               281,130                   263,309
      Investment Grade Bond Portfolio              16,104.772               202,456                   208,718
      Money Market Portfolio                    2,748,418.390             2,748,419                 2,748,419
      Overseas Portfolio                           18,964.028               376,478                   380,231
    Van Eck
      Worldwide Emerging Markets Portfolio          4,148.930                26,887                    29,539
      Worldwide Hard Assets Portfolio               3,756.723                47,156                    34,560
    Weiss,Peck & Greer
      Tomorrow Long Term Portfolio                  6,383.661                54,490                    58,921
      Tomorrow MediumTerm Portfolio                   509.549                 4,670                     4,805
      Tomorrow Short Term Portfolio                   638.247                 6,677                     6,727

                                                              ----------------------   -----------------------
    Total Investments                                                  $ 16,211,397                18,181,279
         Total Assets                                                                            $ 18,181,279
                                                                                       =======================

 Contract Owners' Equity                                                                         $ 18,181,279
                                                                                       -----------------------
         Total Equity                                                                            $ 18,181,279
                                                                                       =======================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1998



                                                                                Aim                   Aim
                                                                              Capital            International
                                                                           Appreciation             Equity
                                                        Total                Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                             $733,252                 $5,326                $1,878
Expenses:
    Mortality & Expense Risk Fees                          106,392                    694                 1,405
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                               626,860                  4,632                   473
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           519,608                   (371)              (22,044)
    Change in Unrealized Appreciation
        (Depreciation)                                   1,519,964                 25,833                 7,738
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                       2,039,572                 25,462               (14,306)
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                           $2,666,432                $30,094              ($13,833)
                                                    ===============       ================      ================

                                                                                                   Alliance
                                                       Alliance              Alliance               Global
                                                     Conservative             Global                Dollar
                                                      Investors                Bond               Government
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                               $2,086                    $18                    $0
Expenses:
    Mortality & Expense Risk Fees                              263                     20                     0
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                 1,823                     (2)                    0
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             1,083                     19                     2
    Change in Unrealized Appreciation
        (Depreciation)                                         691                    289                    10
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                           1,774                    308                    12
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $3,597                   $306                   $12
                                                    ===============       ================      ================


                                                                             Alliance
                                                                              Growth               Alliance
                                                       Alliance                  &                  Growth
                                                        Growth                Income               Investors
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                             $110,505               $111,284               $14,073
Expenses:
    Mortality & Expense Risk Fees                           16,449                 10,688                 1,473
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                94,056                100,596                12,600
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            36,650                 55,743                 3,763
    Change in Unrealized Appreciation
        (Depreciation)                                     394,461                 63,586                17,434
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                         431,111                119,329                21,197
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $525,167               $219,925               $33,797
                                                    ===============       ================      ================


                                                                             Alliance              Alliance
                                                       Alliance                Money                Premier
                                                    International             Market                Growth
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                                   $0                 $2,482                  $233
Expenses:
    Mortality & Expense Risk Fees                              334                    482                 2,105
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                  (334)                 2,000                (1,872)
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            54,637                      0                30,881
    Change in Unrealized Appreciation
        (Depreciation)                                           0                      0                16,562
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                          54,637                      0                47,443
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $54,303                 $2,000               $45,571
                                                    ===============       ================      ================



                                                                             Alliance
                                                       Alliance                Total               Alliance
                                                      Technology              Return                Quasar
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                                 $715                     $0               $31,614
Expenses:
    Mortality & Expense Risk Fees                            5,537                      1                 3,978
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                (4,822)                    (1)               27,636
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           171,268                      0                31,274
    Change in Unrealized Appreciation
        (Depreciation)                                     197,601                    112               (66,300)
                                                    ---------------       ----------------      ----------------

    Net Gain (Loss) on Investments                         368,869                    112               (35,026)
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $364,047                   $111               ($7,390)
                                                    ===============       ================      ================

                                                       Alliance
                                                         U.S.                                       Dreyfus
                                                      Government                                     Small
                                                         High                Alliance               Company
                                                        Grade                Utility                 Stock
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                                   $0                     $0                $1,151
Expenses:
    Mortality & Expense Risk Fees                                0                      0                 1,653
                                                    ---------------       ----------------      ----------------

Net Investment Income (Loss)                                     0                      0                  (502)
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                                 0                      0                (2,481)
    Change in Unrealized Appreciation
        (Depreciation)                                           0                     52                 8,859
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                               0                     52                 6,378
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                                   $0                    $52                $5,876
                                                    ===============       ================      ================


                                                                              Dreyfus
                                                       Dreyfus                 Zero                Fidelity
                                                        Stock                 Coupon                 Asset
                                                        Index                  2000                 Manager
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                              $30,188                   $705               $60,993
Expenses:
    Mortality & Expense Risk Fees                           16,095                    116                 5,125
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                14,093                    589                55,868
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            90,160                    117                10,634
    Change in Unrealized Appreciation
        (Depreciation)                                     348,632                     37                18,503
                                                    ---------------       ----------------      ----------------

    Net Gain (Loss) on Investments                         438,792                    154                29,137
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                             $452,885                   $743               $85,005
                                                    ===============       ================      ================

                                                                                                   Fidelity
                                                       Fidelity              Fidelity                High
                                                      Contrafund              Growth                Income
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                               $1,859               $181,333               $33,968
Expenses:
    Mortality & Expense Risk Fees                            1,067                 17,992                 2,593
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                   792                163,341                31,375
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             3,199                 52,384                (5,310)
    Change in Unrealized Appreciation
        (Depreciation)                                      37,476                484,390               (31,433)
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                          40,675                536,774               (36,743)
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $41,467               $700,115               ($5,368)
                                                    ===============       ================      ================


                                                       Fidelity
                                                      Investment             Fidelity
                                                        Grade                  Money               Fidelity
                                                         Bond                 Market               Overseas
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                               $9,614                $72,672               $29,556
Expenses:
    Mortality & Expense Risk Fees                            1,360                 12,336                 3,291
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                 8,254                 60,336                26,265
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                              (104)                     0                22,548
    Change in Unrealized Appreciation
        (Depreciation)                                       2,966                      0                 1,403
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                           2,862                      0                23,951
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $11,116                $60,336               $50,216
                                                    ===============       ================      ================

                                                                              VanEck                VanEck
                                                        VanEck               Worldwide             Worldwide
                                                      Worldwide              Emerging                Hard
                                                       Balanced               Markets               Assets
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                              $24,879                     $0                $4,567
Expenses:
    Mortality & Expense Risk Fees                              466                     80                   292
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                24,413                    (80)                4,275
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           (10,944)                  (238)               (4,776)
    Change in Unrealized Appreciation
        (Depreciation)                                      (4,930)                 2,653               (11,854)
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                         (15,874)                 2,415               (16,630)
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $8,539                 $2,335              ($12,355)
                                                    ===============       ================      ================


                                                         WP&G                  WP&G                  WP&G
                                                       Tomorrow              Tomorrow              Tomorrow
                                                         Long                 Medium                 Short
                                                         Term                  Term                  Term
                                                      Portfolio              Portfolio             Portfolio
Investment Income (Loss):
    Dividends                                                 $948                   $287                  $318
Expenses:
    Mortality & Expense Risk Fees                              423                     41                    33
                                                    ---------------       ----------------      ----------------
Net Investment Income (Loss)                                   525                    246                   285
                                                    ---------------       ----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                             1,436                     31                    47
    Change in Unrealized Appreciation
        (Depreciation)                                       4,736                    390                    67
                                                    ---------------       ----------------      ----------------
    Net Gain (Loss) on Investments                           6,172                    421                   114
                                                    ---------------       ----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                               $6,697                   $667                  $399
                                                    ===============       ================      ================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1998 and December 31, 1997

                                      1998
                                                                                Aim                   Aim
                                                                              Capital            International
                                                                           Appreciation             Equity
                                                        Total                Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $626,860                 $4,632                  $473
    Realized Gain (Loss) on Investment Activity            519,608                   (371)              (22,044)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    1,519,964                 25,833                 7,738
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      2,666,432                 30,094               (13,833)
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                   10,210,370                185,128               275,137
    Cost Of Insurance Charge                            (1,571,906)               (12,343)              (20,406)
    Policy Loans                                          (212,191)                     0                     0
    Transfers Between Funds                                 18,740                 (1,665)                4,554
    Contract Withdrawals                                  (202,369)                  (437)                 (836)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            8,242,644                170,683               258,449
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                 10,909,076                200,777               244,616
Net Assets, at Beginning of Year                         7,272,203                      0                     0
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                             $18,181,279               $200,777              $244,616
                                                    ===============       ================      ================

                                                                                                   Alliance
                                                       Alliance              Alliance               Global
                                                     Conservative             Global                Dollar
                                                      Investors                Bond               Government
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $1,823                    ($2)                   $0
    Realized Gain (Loss) on Investment Activity              1,083                     19                     2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                          691                    289                    10
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          3,597                    306                    12
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                        9,551                  8,736                   241
    Cost Of Insurance Charge                                (2,651)                  (507)                  (31)
    Policy Loans                                                 0                      0                     0
    Transfers Between Funds                                   (834)                    12                     0
    Contract Withdrawals                                      (740)                     0                     0
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                5,326                  8,241                   210
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                      8,923                  8,547                   222
Net Assets, at Beginning of Year                            24,072                      0                     0
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                 $32,995                 $8,547                  $222
                                                    ===============       ================      ================

                                                                             Alliance
                                                                              Growth               Alliance
                                                       Alliance                  &                  Growth
                                                        Growth                Income               Investors
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $94,056               $100,596               $12,600
    Realized Gain (Loss) on Investment Activity             36,650                 55,743                 3,763
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      394,461                 63,586                17,434
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                        525,167                219,925                33,797
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                    1,469,752              1,709,454                67,574
    Cost Of Insurance Charge                              (210,721)              (152,262)              (18,064)
    Policy Loans                                           (30,640)               (25,729)               (2,299)
    Transfers Between Funds                                 (4,391)                16,628                    97
    Contract Withdrawals                                   (44,972)               (21,460)               (2,915)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            1,179,028              1,526,631                44,393
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                  1,704,195              1,746,556                78,190
Net Assets, at Beginning of Year                         1,123,048                764,335               117,458
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                              $2,827,243             $2,510,891              $195,648
                                                    ===============       ================      ================


                                                                             Alliance              Alliance
                                                       Alliance                Money                Premier
                                                    International             Market                Growth
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             ($334)                $2,000               ($1,872)
    Realized Gain (Loss) on Investment Activity             54,637                      0                30,881
    Change in Unrealized Appreciation
        (Depreciation) of Investments                            0                      0                16,562
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         54,303                  2,000                45,571
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                      (48,815)                30,048               122,585
    Cost Of Insurance Charge                                (7,879)               (11,766)              (19,989)
    Policy Loans                                                 0                      0                  (267)
    Transfers Between Funds                                  2,391                    202                 4,628
    Contract Withdrawals                                         0                      0                  (561)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (54,303)                18,484               106,396
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                          0                 20,484               151,967
Net Assets, at Beginning of Year                                 0                      0                     0
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                      $0                $20,484              $151,967
                                                    ===============       ================      ================

                                                                             Alliance
                                                       Alliance                Total               Alliance
                                                      Technology              Return                Quasar
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           ($4,822)                   ($1)              $27,636
    Realized Gain (Loss) on Investment Activity            171,268                      0                31,274
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      197,601                    112               (66,300)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                        364,047                    111                (7,390)
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                      274,264                  2,477               152,103
    Cost Of Insurance Charge                               (66,804)                   (58)              (36,287)
    Policy Loans                                           (12,128)                     0               (10,340)
    Transfers Between Funds                                  6,050                      0                (7,597)
    Contract Withdrawals                                   (12,390)                     0                (8,285)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              188,992                  2,419                89,594
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                    553,039                  2,530                82,204
Net Assets, at Beginning of Year                           255,061                      0               241,676
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                $808,100                 $2,530              $323,880
                                                    ===============       ================      ================

                                                       Alliance
                                                         U.S.                                       Dreyfus
                                                      Government                                     Small
                                                         High                Alliance               Company
                                                        Grade                Utility                 Stock
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                $0                     $0                 ($502)
    Realized Gain (Loss) on Investment Activity                  0                      0                (2,481)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                            0                     52                 8,859
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                              0                     52                 5,876
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                          991                    991               139,298
    Cost Of Insurance Charge                                   (23)                   (23)              (22,440)
    Policy Loans                                                 0                      0                (1,455)
    Transfers Between Funds                                      0                      0                 2,014
    Contract Withdrawals                                         0                      0                (2,646)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                  968                    968               114,771
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                        968                  1,020               120,647
Net Assets, at Beginning of Year                                 0                      0               127,381
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                    $968                 $1,020              $248,028
                                                    ===============       ================      ================

                                                                              Dreyfus
                                                       Dreyfus                 Zero                Fidelity
                                                        Stock                 Coupon                 Asset
                                                        Index                  2000                 Manager
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $14,093                   $589               $55,868
    Realized Gain (Loss) on Investment Activity             90,160                    117                10,634
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      348,632                     37                18,503
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                        452,885                    743                85,005
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                    1,652,138                  4,327               384,610
    Cost Of Insurance Charge                              (264,577)                (2,247)              (60,284)
    Policy Loans                                           (35,221)                     0                (1,634)
    Transfers Between Funds                                 (3,827)                   (10)                1,319
    Contract Withdrawals                                   (30,468)                     0                (3,078)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            1,318,045                  2,070               320,933
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                  1,770,930                  2,813               405,938
Net Assets, at Beginning of Year                           944,435                 10,766               387,906
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                              $2,715,365                $13,579              $793,844
                                                    ===============       ================      ================


                                                                                                   Fidelity
                                                       Fidelity              Fidelity                High
                                                      Contrafund              Growth                Income
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              $792               $163,341               $31,375
    Realized Gain (Loss) on Investment Activity              3,199                 52,384                (5,310)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       37,476                484,390               (31,433)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         41,467                700,115                (5,368)
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                      274,009              1,511,553                20,065
    Cost Of Insurance Charge                               (18,289)              (264,617)              (31,215)
    Policy Loans                                                 0                (38,305)                 (541)
    Transfers Between Funds                                   (301)                 8,334                (1,103)
    Contract Withdrawals                                       (44)               (32,651)               (5,710)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              255,375              1,184,314               (18,504)
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                    296,842              1,884,429               (23,872)
Net Assets, at Beginning of Year                                 0              1,164,075               287,181
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                $296,842             $3,048,504              $263,309
                                                    ===============       ================      ================

                                                       Fidelity
                                                      Investment             Fidelity
                                                        Grade                  Money               Fidelity
                                                         Bond                 Market               Overseas
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $8,254                $60,336               $26,265
    Realized Gain (Loss) on Investment Activity               (104)                     0                22,548
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        2,966                      0                 1,403
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         11,116                 60,336                50,216
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                      133,257              1,798,436                25,198
    Cost Of Insurance Charge                               (15,077)              (262,012)              (46,489)
    Policy Loans                                                 0                (47,336)               (4,988)
    Transfers Between Funds                                    372                 (3,849)               (3,101)
    Contract Withdrawals                                      (446)               (23,046)               (8,945)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              118,106              1,462,193               (38,325)
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                    129,222              1,522,529                11,891
Net Assets, at Beginning of Year                            79,496              1,225,890               368,340
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                $208,718             $2,748,419              $380,231
                                                    ===============       ================      ================

                                                                              VanEck                VanEck
                                                        VanEck               Worldwide             Worldwide
                                                      Worldwide              Emerging                Hard
                                                       Balanced               Markets               Assets
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $24,413                   ($80)               $4,275
    Realized Gain (Loss) on Investment Activity            (10,944)                  (238)               (4,776)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (4,930)                 2,653               (11,854)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          8,539                  2,335               (12,355)
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                      (87,825)                28,761                22,441
    Cost Of Insurance Charge                                (7,250)                (1,673)               (5,001)
    Policy Loans                                                 0                      0                     0
    Transfers Between Funds                                 (1,323)                   116                   (79)
    Contract Withdrawals                                      (456)                     0                  (666)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                              (96,854)                27,204                16,695
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                    (88,315)                29,539                 4,340
Net Assets, at Beginning of Year                            88,315                      0                30,220
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                      $0                $29,539               $34,560
                                                    ===============       ================      ================

                                                         WP&G                  WP&G                  WP&G
                                                       Tomorrow              Tomorrow              Tomorrow
                                                         Long                 Medium                 Short
                                                         Term                  Term                  Term
                                                      Portfolio              Portfolio             Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                              $525                   $246                  $285
    Realized Gain (Loss) on Investment Activity              1,436                     31                    47
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        4,736                    390                    67
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                          6,697                    667                   399
                                                    ---------------       ----------------      ----------------

Capital Transactions:
    Contract Deposits                                       38,701                    534                 4,650
    Cost Of Insurance Charge                                (9,742)                  (536)                 (643)
    Policy Loans                                            (1,308)                     0                     0
    Transfers Between Funds                                    103                      0                     0
    Contract Withdrawals                                    (1,420)                     0                  (197)
                                                    ---------------       ----------------      ----------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               26,334                     (2)                3,810
                                                    ---------------       ----------------      ----------------
Total Increase (Decrease) in Net Assets                     33,031                    665                 4,209
Net Assets, at Beginning of Year                            25,890                  4,140                 2,518
                                                    ---------------       ----------------      ----------------
Net Assets, at End of Year                                 $58,921                 $4,805                $6,727
                                                    ===============       ================      ================

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 1998 and December 31, 1997

                                      1997

                                                                                Aim                    Aim
                                                                              Capital             International
                                                                            Appreciation              Equity
                                                         Total               Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $166,746                     $0                    $0
    Realized Gain (Loss) on Investment Activity             206,207                      0                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       366,321                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         739,274                      0                     0
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                     5,544,641                      0                     0
    Cost Of Insurance Charge                               (775,349)                     0                     0
    Policy Loans                                            (94,631)                     0                     0
    Transfers Between Funds                                  18,850                      0                     0
    Contract Withdrawals                                    (82,467)                     0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             4,611,044                      0                     0
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                   5,350,318                      0                     0
Net Assets, at Beginning of Year                          1,921,885                      0                     0
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                               $7,272,203                     $0                    $0
                                                    ================      =================       ===============

                                                                                                     Alliance
                                                       Alliance               Alliance                Global
                                                     Conservative              Global                 Dollar
                                                       Investors                Bond                Government
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                               $167                     $0                    $0
    Realized Gain (Loss) on Investment Activity                 600                      0                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                           586                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           1,353                      0                     0
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                        15,627                      0                     0
    Cost Of Insurance Charge                                 (2,705)                     0                     0
    Policy Loans                                                  0                      0                     0
    Transfers Between Funds                                      20                      0                     0
    Contract Withdrawals                                       (239)                     0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                12,703                      0                     0
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                      14,056                      0                     0
Net Assets, at Beginning of Year                             10,016                      0                     0
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                  $24,072                     $0                    $0
                                                    ================      =================       ===============

                                                                              Alliance
                                                                               Growth                Alliance
                                                       Alliance                  &                    Growth
                                                        Growth                 Income               Investors
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $21,469                $22,999                $1,477
    Realized Gain (Loss) on Investment Activity              37,620                 18,395                 3,687
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       138,629                 68,190                 5,513
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         197,718                109,584                10,677
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                       814,495                571,454                61,194
    Cost Of Insurance Charge                               (117,612)               (74,918)              (11,672)
    Policy Loans                                             (6,689)                (5,180)                    0
    Transfers Between Funds                                   1,673                  2,565                 3,415
    Contract Withdrawals                                    (19,879)                (5,967)               (2,220)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               671,988                487,954                50,717
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                     869,706                597,538                61,394
Net Assets, at Beginning of Year                            253,342                166,797                56,064
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                               $1,123,048               $764,335              $117,458
                                                    ================      =================       ===============

                                                                              Alliance               Alliance
                                                       Alliance                Money                 Premier
                                                     International            Market                  Growth
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                     $0                    $0
    Realized Gain (Loss) on Investment Activity                   0                      0                     0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                      0                     0
                                                    ----------------      -----------------       ---------------
Capital Transactions:
    Contract Deposits                                             0                      0                     0
    Cost Of Insurance Charge                                      0                      0                     0
    Policy Loans                                                  0                      0                     0
    Transfers Between Funds                                       0                      0                     0
    Contract Withdrawals                                          0                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                      0                     0
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                           0                      0                     0
Net Assets, at Beginning of Year                                  0                      0                     0
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                       $0                     $0                    $0
                                                    ================      =================       ===============


                                                                              Alliance
                                                       Alliance                Total                 Alliance
                                                      Technology              Return                  Quasar
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            ($1,115)                    $0               ($1,464)
    Realized Gain (Loss) on Investment Activity              16,995                      0                 9,057
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       (15,270)                     0                11,871
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                             610                      0                19,464
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                       270,239                      0               232,934
    Cost Of Insurance Charge                                (19,431)                     0               (17,506)
    Policy Loans                                               (101)                     0                  (387)
    Transfers Between Funds                                   4,396                      0                 3,524
    Contract Withdrawals                                     (8,527)                     0                (1,093)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               246,576                      0               217,472
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                     247,186                      0               236,936
Net Assets, at Beginning of Year                              7,875                      0                 4,740
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                 $255,061                     $0              $241,676
                                                    ================      =================       ===============

                                                       Alliance
                                                         U.S.                                        Dreyfus
                                                      Government                                      Small
                                                         High                 Alliance               Company
                                                        Grade                 Utility                 Stock
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                     $0                $2,102
    Realized Gain (Loss) on Investment Activity                   0                      0                  (107)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                      0                (5,712)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                      0                (3,717)
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                             0                      0               135,191
    Cost Of Insurance Charge                                      0                      0                (2,314)
    Policy Loans                                                  0                      0                     0
    Transfers Between Funds                                       0                      0                (1,779)
    Contract Withdrawals                                          0                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                      0               131,098
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                           0                      0               127,381
Net Assets, at Beginning of Year                                  0                      0                     0
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                       $0                     $0              $127,381
                                                    ================      =================       ===============

                                                                              Dreyfus
                                                        Dreyfus                 Zero                 Fidelity
                                                         Stock                 Coupon                 Asset
                                                         Index                  2000                 Manager
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                            $26,687                   $511               $21,546
    Realized Gain (Loss) on Investment Activity              41,444                    (71)                8,600
    Change in Unrealized Appreciation
        (Depreciation) of Investments                        41,726                     83                19,239
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         109,857                    523                49,385
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                       778,061                 11,713               287,927
    Cost Of Insurance Charge                                (90,065)                (4,235)              (42,651)
    Policy Loans                                             (1,032)                     0                  (167)
    Transfers Between Funds                                   2,970                     25                   664
    Contract Withdrawals                                     (7,423)                  (171)               (9,859)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               682,511                  7,332               235,914
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                     792,368                  7,855               285,299
Net Assets, at Beginning of Year                            152,067                  2,911               102,607
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                 $944,435                $10,766              $387,906
                                                    ================      =================       ===============

                                                                                                     Fidelity
                                                       Fidelity               Fidelity                 High
                                                      Contrafund               Growth                 Income
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                                 $0                $21,466                $3,283
    Realized Gain (Loss) on Investment Activity                   0                 55,366                11,481
    Change in Unrealized Appreciation
        (Depreciation) of Investments                             0                 90,042                11,697
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                               0                166,874                26,461
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                             0                492,521               226,949
    Cost Of Insurance Charge                                      0               (148,843)              (23,779)
    Policy Loans                                                  0                (24,473)                    0
    Transfers Between Funds                                       0                  3,595                 1,695
    Contract Withdrawals                                          0                (19,994)               (2,049)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                     0                302,806               202,816
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                           0                469,680               229,277
Net Assets, at Beginning of Year                                  0                694,395                57,904
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                       $0             $1,164,075              $287,181
                                                    ================      =================       ===============

                                                       Fidelity
                                                      Investment              Fidelity
                                                         Grade                 Money                 Fidelity
                                                         Bond                  Market                Overseas
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $2,521                $32,116                $9,687
    Realized Gain (Loss) on Investment Activity                 322                      0                 1,460
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         2,132                      0                (3,697)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           4,975                 32,116                 7,450
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                        29,955              1,214,777               281,913
    Cost Of Insurance Charge                                 (6,686)              (159,431)              (34,464)
    Policy Loans                                                  0                (52,504)               (4,098)
    Transfers Between Funds                                      96                 (5,335)                  951
    Contract Withdrawals                                        (16)                (1,225)               (3,073)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                23,349                996,282               241,229
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                      28,324              1,028,398               248,679
Net Assets, at Beginning of Year                             51,172                197,492               119,661
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                  $79,496             $1,225,890              $368,340
                                                    ================      =================       ===============

                                                                               VanEck                 VanEck
                                                        VanEck               Worldwide              Worldwide
                                                       Worldwide              Emerging                 Hard
                                                       Balanced               Markets                 Assets
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                               $343                     $0                  $319
    Realized Gain (Loss) on Investment Activity                 856                      0                   165
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         3,097                      0                (1,231)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           4,296                      0                  (747)
                                                    ----------------      -----------------       ---------------

Capital Transactions:
    Contract Deposits                                        60,650                      0                24,911
    Cost Of Insurance Charge                                (10,075)                     0                (4,740)
    Policy Loans                                                  0                      0                     0
    Transfers Between Funds                                     186                      0                   104
    Contract Withdrawals                                       (712)                     0                   (20)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                50,049                      0                20,255
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                      54,345                      0                19,508
Net Assets, at Beginning of Year                             33,970                      0                10,712
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                  $88,315                     $0               $30,220
                                                    ================      =================       ===============

                                                         WP&G                   WP&G                   WP&G
                                                       Tomorrow               Tomorrow               Tomorrow
                                                         Long                  Medium                 Short
                                                         Term                   Term                   Term
                                                       Portfolio             Portfolio              Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $2,058                   $331                  $243
    Realized Gain (Loss) on Investment Activity                 303                      2                    32
    Change in Unrealized Appreciation
        (Depreciation) of Investments                          (304)                  (254)                  (16)
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           2,057                     79                   259
                                                    ----------------      -----------------       ---------------
Capital Transactions:
    Contract Deposits                                        27,159                  4,178                 2,793
    Cost Of Insurance Charge                                 (3,562)                  (124)                 (536)
    Policy Loans                                                  0                      0                     0
    Transfers Between Funds                                      76                      7                     2
    Contract Withdrawals                                          0                      0                     0
                                                    ----------------      -----------------       ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                23,673                  4,061                 2,259
                                                    ----------------      -----------------       ---------------
Total Increase (Decrease) in Net Assets                      25,730                  4,140                 2,518
Net Assets, at Beginning of Year                                160                      0                     0
                                                    ----------------      -----------------       ---------------
Net Assets, at End of Year                                  $25,890                 $4,140                $2,518
                                                    ================      =================       ===============

                 See Accompanying Notes to Financial Statements

                          AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account II (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision and Gallery Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("Tomorrow Funds"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                               Fidelity Trust:
  International Equity Portfolio           Money Market Portfolio
  Capital Appreciation Portfolio           High Income Portfolio
  Growth Portfolio
Alliance Fund:                             Overseas Portfolio
  Growth & Income Portfolio                Contrafund Portfolio
  Conservative Investors Portfolio
  Growth Portfolio                      Fidelity Trust II:
  Growth Investors Portfolio               Investment Grade Bond Portfolio
  Quasar Portfolio                         Asset Manager Portfolio
  Technology Portfolio
  Global Bond Portfolio                 Van Eck Trust:
  Premier Growth Portfolio                 Worldwide Hard Assets Portfolio
  Money Market Portfolio                   Worldwide Emerging Markets Portfolio
                                           Worldwide Balanced Portfolio
                                              (Fund closed 06/29/98)
Dreyfus Fund:
  Dreyfus Zero Coupon 2000 Portfolio    Weiss, Peck & Greer Tomorrow Fund:
  Stock Index Portfolio                    Tomorrow Long Term Portfolio
  Small Company Stock Portfolio            Tomorrow Medium Term Portfolio
  Stock Index Portfolio                    Tomorrow Short Term Portfolio


The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.


3. Contract Charges

There are charges and deductions which the Company will deduct from each policy. The deductions from premium are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                        Cost of                         Proceeds
                                                       Purchases                       From Sales
Shares of
Aim
        Capital Appreciation Portfolio                 $ 201,598                        $ 26,283
        International Equity Portfolio                   499,113                         240,193
Alliance Funds:
        Conservative Investors Portfolio                  17,668                          10,521
        Global Bond Portfolio                              9,907                           1,670
        Global Dollar Government Portfolio                   242                              31
        Growth Portfolio                               1,434,835                         161,751
        Growth & Income Portfolio                      7,118,210                       5,490,984
        Growth Investors Portfolio                        83,359                          26,366
        International Portfolio                        7,730,001                       7,784,638
        Money Market Portfolio                         7,530,593                       7,510,112
        Premier Growth Portfolio                       1,721,633                       1,617,108
        Technology Portfolio                           9,312,917                       9,128,748
        Total Return Portfolio                             2,439                              21
        Quasar Portfolio                               9,870,359                       9,753,129
        U.S. Government High Grade Portfolio                 976                               8
        Utility Income Portfolio                             976                               8
Dreyfus:
        Small Company Portfolio                          277,608                         163,341
        Stock Index Portfolio                          1,719,925                         387,790
        Zero Coupon 2000 Portfolio                         7,868                           5,215
Fidelity Trust Funds:
        Asset Manager Portfolio                          637,629                         260,827
        Contrafund Portfolio                             295,002                          38,838
        Growth Portfolio                               1,684,130                         336,475
        High Income Portfolio                            366,333                         353,460
        Investment Grade Bond Portfolio                  252,481                         126,121
        Money Market Portfolio                         3,777,754                       2,255,231
        Overseas Portfolio                               240,411                         252,471
Van Eck:
        Worldwide Emerging Markets Portfolio              31,817                           4,692
        Worldwide Hard Assets Portfolio                   34,521                          13,551
        Worldwide Balanced Portfolio                      43,581                         115,939
Weiss, Peck, & Greer Tomorrow Funds:
        Tomorrow Long Term Portfolio                      43,881                          17,022
        Tomorrow Medium Term Portfolio                     1,311                           1,067
        Tomorrow Short Term Portfolio                      4,968                             873

For the year ended December 31, 1997, investment activity in the Fund was as follows: Cost of Proceeds Purchases From Sales

Shares of
Alliance Funds:
        Conservative Investors Portfolio               $ 18,544                         $  5,676
        Growth Portfolio                                 974,204                         280,744
        Growth & Income Portfolio                        674,003                         163,065
        Growth Investors Portfolio                       111,960                          63,096
        Technology Portfolio                             570,493                         325,032
        Quasar Portfolio                                 469,753                         253,745
Dreyfus:
        Small Company Stock Portfolio                    134,522                           1,321
        Stock Index Portfolio                          1,010,647                         301,445
        Zero Coupon 2000 Portfolio                        17,381                           9,537
Fidelity Trust Funds:
        Asset Manager Portfolio                          386,303                         128,841
        Growth Portfolio                               1,207,119                         882,821
        High Income Portfolio                            338,288                         132,191
        Investment Grade Bond Portfolio                   36,324                          10,571
        Money Market Portfolio                         2,898,075                       1,866,353
        Overseas Portfolio                               339,597                          88,568
Van Eck:
        Worldwide Emerging Markets Portfolio                   4                               4
        Worldwide Hard Assets Portfolio                   28,081                           7,507
        Worldwide Balanced Portfolio                      58,655                           8,264
Weiss, Peck, & Greer Tomorrow Funds:
        Tomorrow Long Term Portfolio                      28,487                           2,754
        Tomorrow Medium Term Portfolio                     4,465                              72
        Tomorrow Short Term Portfolio                      2,909                             406



                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                    NOTES TO FINANCIAL STATEMENTS (continued)


5.  Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1998, transactions in accumulation units of the account were as follows:


                                             Aim           Aim            Alliance
                                           Capital      International  Conservative
                                         Appreciation    Equity          Investors
                                          Portfolio     Portfolio        Portfolio
     VARIABLE ANNUITY                         -             -               -
Units Purchased                           10,966.16     17,130.11         519.94
Units Withdrawn                           (1,282.07)    (1,912.12)       (252.21)
Units Transferred Between Funds            7,964.24      5,920.24         151.60
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------    ----------      ---------
Net Increase (Decrease)                   17,648.33     21,138.23         419.33
Units, at Beginning of the Year                0.00          0.00       1,986.58
                                         ----------    ----------      ---------
Units, at End of the Year                 17,648.33     21,138.23       2,405.91
                                         ==========    ==========      =========

Unit Value at December 31, 1998       $       11.38 $       11.57   $      13.71
                                         ==========    ==========      =========


                                                        Alliance
                                           Alliance       Global
                                            Global        Dollar       Alliance
                                             Bond       Government      Growth
                                          Portfolio     Portfolio      Portfolio
                                                -            -             -
Units Purchased                              274.70          0.00      48,680.75
Units Withdrawn                              (47.46)        (4.05)    (14,982.74)
Units Transferred Between Funds              538.94         33.17      28,539.15
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                            -------        ------    -----------
Net Increase (Decrease)                      766.18         29.12      62,237.16
Units, at Beginning of the Year                0.00          0.00      63,940.84
                                            -------        ------    -----------
Units, at End of the Year                    766.18         29.12     126,178.00
                                            =======        ======    ===========

Unit Value at December 31, 1998          $    11.15     $    7.65 $        22.41
                                            =======        ======    ===========


                                           Alliance
                                            Growth      Alliance
                                              &          Growth       Alliance
                                            Income      Investors  International
                                          Portfolio     Portfolio     Portfolio
                                            -               -             -
Units Purchased                           33,634.28      4,748.04          0.00
Units Withdrawn                          (10,914.51)    (1,602.25)      (789.39)
Units Transferred Between Funds           54,953.57         19.95        789.39
Units Transferred From (To) AI Life            0.00          0.00          0.00
                                        -----------    ----------       -------
Net Increase (Decrease)                   77,673.34      3,165.74          0.00
Units, at Beginning of the Year           44,589.32      8,820.29          0.00
                                        -----------    ----------       -------
Units, at End of the Year                122,262.66     11,986.03          0.00
                                        ===========    ==========       =======

Unit Value at December 31, 1998       $       20.54   $     16.32    $    11.06
                                         ===========    ==========      =======

Footnote 1 are all funds except for IVUL 2.
Footnote 2 are the IVUL 2 funds.


                                          Alliance       Alliance       Alliance
                                           Money          Premier       Premier
                                           Market         Growth         Growth
                                         Portfolio   1  Portfolio   2  Portfolio
                                             -               -             -
Units Purchased                           76,950.50     14,340.65         368.47
Units Withdrawn                           (1,125.28)    (1,636.22)        (15.78)
Units Transferred Between Funds          (73,883.89)    (2,993.66)         16.87
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------    ----------        -------
Net Increase (Decrease)                    1,941.33      9,710.77         369.56
Units, at Beginning of the Year                0.00          0.00           0.00
                                         ----------    ----------        -------
Units, at End of the Year                  1,941.33      9,710.77         369.56
                                         ==========    ==========        =======

Unit Value at December 31, 1998        $      10.55 $       15.06     $    15.45
                                         ==========    ==========        =======

                                                        Alliance
                                          Alliance       Total        Alliance
                                         Technology      Return        Quasar
                                          Portfolio    Portfolio   1  Portfolio
                                               -             -            -
Units Purchased                           35,545.90        212.77      16,965.13
Units Withdrawn                           (7,116.84)        (4.98)     (4,825.62)
Units Transferred Between Funds           (5,978.18)         0.00      (4,170.54)
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------       -------     ----------
Net Increase (Decrease)                   22,450.88        207.79       7,968.97
Units, at Beginning of the Year           23,596.78          0.00      20,181.26
                                         ----------       -------     ----------
Units, at End of the Year                 46,047.66        207.79      28,150.23
                                         ==========       =======     ==========

Unit Value at December 31, 1998        $      17.55 $       12.18    $     11.34
                                         ==========       =======     ==========

                                                         Alliance
                                                           U.S.
                                                       Government
                                           Alliance       High          Alliance
                                            Quasar        Grade         Utility
                                      2   Portfolio     Portfolio      Portfolio
                                                 -            -             -
Units Purchased                              531.58         89.14          72.17
Units Withdrawn                              (11.11)        (2.08)         (1.69)
Units Transferred Between Funds                3.26          0.00           0.00
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                            -------        ------         ------
Net Increase (Decrease)                      523.73         87.06          70.48
Units, at Beginning of the Year                0.00          0.00           0.00
                                            -------        ------         ------
Units, at End of the Year                    523.73         87.06          70.48
                                            =======        ======         ======

Unit Value at December 31, 1998          $     9.15 $       11.12      $   14.47
                                            =======        ======         ======

Footnote 1 are all funds except for IVUL 2.
Footnote 2 are the IVUL 2 funds.


                                           Dreyfus                       Dreyfus
                                            Small        Dreyfus           Zero
                                           Company        Stock           Coupon
                                            Stock         Index            2000
                                          Portfolio     Portfolio       Portfolio
                                                 -          -               -
Units Purchased                           15,130.34     64,100.90         653.34
Units Withdrawn                           (2,752.76)   (17,133.95)       (197.62)
Units Transferred Between Funds            1,013.09     21,583.46        (273.54)
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------   -----------      ---------
Net Increase (Decrease)                   13,390.67     68,550.41         182.18
Units, at Beginning of the Year           12,290.97     54,287.23         976.29
                                         ----------   -----------      ---------
Units, at End of the Year                 25,681.64    122,837.64       1,158.47
                                         ==========   ===========      =========

Unit Value at December 31, 1998       $        9.66  $      22.11   $      11.72
                                         ==========   ===========      =========



                                           Fidelity
                                            Asset        Fidelity       Fidelity
                                           Manager     Contrafund       Growth
                                          Portfolio     Portfolio      Portfolio
                                              -             -              -
Units Purchased                           18,697.45     13,543.93      71,686.34
Units Withdrawn                           (4,063.22)    (1,631.36)    (19,446.08)
Units Transferred Between Funds            6,029.71     11,000.06      16,228.87
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------    ----------    -----------
Net Increase (Decrease)                   20,663.94     22,912.63      68,469.13
Units, at Beginning of the Year           25,997.34          0.00      76,554.16
                                         ----------    ----------    -----------
Units, at End of the Year                 46,661.28     22,912.63     145,023.29
                                         ==========    ==========    ===========

Unit Value at December 31, 1998       $       17.01 $       12.96 $        21.02
                                         ==========    ==========    ===========


                                                        Fidelity
                                           Fidelity    Investment       Fidelity
                                             High         Grade          Money
                                            Income        Bond           Market
                                          Portfolio     Portfolio      Portfolio
                                               -           -                -
Units Purchased                            9,445.60     13,513.40     259,198.27
Units Withdrawn                           (2,853.91)    (1,307.38)    (28,981.43)
Units Transferred Between Funds           (7,301.62)    (2,236.28)   (105,109.51)
Units Transferred From (To) AI Life            0.00          0.00        (147.07)
                                         ----------    ----------    -----------
Net Increase (Decrease)                     (709.93)     9,969.74     124,960.26
Units, at Beginning of the Year           21,533.23      6,952.60     109,164.24
                                         ----------    ----------    -----------
Units, at End of the Year                 20,823.30     16,922.34     234,124.50
                                         ==========    ==========    ===========

Unit Value at December 31, 1998       $       12.64 $       12.33 $        11.74
                                         ==========    ==========    ===========

Footnote 1 are all funds except for IVUL 2.
Footnote 2 are the IVUL 2 funds.

                                                                        Van Eck
                                                         Van Eck       Worldwide
                                           Fidelity     Worldwide       Emerging
                                           Overseas     Balanced        Markets
                                          Portfolio     Portfolio      Portfolio
                                             -             -                -
Units Purchased                           11,785.44        951.45       1,277.13
Units Withdrawn                           (4,501.28)      (606.33)       (278.62)
Units Transferred Between Funds           (9,535.93)    (7,669.26)      3,870.58
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                         ----------     ---------      ---------
Net Increase (Decrease)                   (2,251.77)    (7,324.14)      4,869.09
Units, at Beginning of the Year           29,558.72      7,324.14           0.00
                                         ----------     ---------      ---------
Units, at End of the Year                 27,306.95          0.00       4,869.09
                                         ==========     =========      =========

Unit Value at December 31, 1998       $       13.92  $      13.05   $       6.07
                                         ==========     =========      =========


                                            Van Eck        WP&G           WP&G
                                           Worldwide     Tomorrow       Tomorrow
                                              Hard         Long          Medium
                                             Assets        Term           Term
                                           Portfolio    Portfolio      Portfolio
                                               -             -               -
Units Purchased                            1,987.17      3,171.98          96.93
Units Withdrawn                             (614.56)      (914.92)        (41.35)
Units Transferred Between Funds              411.71       (301.20)        (53.41)
Units Transferred From (To) AI Life            0.00          0.00           0.00
                                          ---------      --------        -------
Net Increase (Decrease)                    1,784.32      1,955.86           2.17
Units, at Beginning of the Year            2,660.66      2,002.12         338.89
                                          ---------     ---------        -------
Units, at End of the Year                  4,444.98      3,957.98         341.06
                                          =========     =========        =======

Unit Value at December 31, 1998         $      7.78 $       14.89     $    14.09
                                          =========     =========        =======

                                               WP&G
                                             Tomorrow
                                              Short
                                               Term
                                            Portfolio
                                               -
Units Purchased                              355.59
Units Withdrawn                              (66.23)
Units Transferred Between Funds                0.00
Units Transferred From (To) AI Life            0.00
                                            -------
Net Increase (Decrease)                      289.36
Units, at Beginning of the Year              207.88
                                            -------
Units, at End of the Year                    497.24
                                            =======

Unit Value at December 31, 1998          $    13.53
                                            =======


                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1999
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


ASSETS:
       Investments at Market Value:

                                                                         Shares                Cost                Market Value
                                                                 -------------------------------------------------------------------
                                                                 -------------------------------------------------------------------
                 Aim
                   Capital Appreciation Portfolio                           10,805.488             $ 249,819              $ 298,233
                   International Equity Portfolio                           20,496.370               391,703                419,972
                 Alliance
                   Conservative Investors Portfolio                          2,927.800                39,325                 38,008
                   Global Bond Portfolio                                       917.299                10,918                 10,118
                   Global Dollar Government Portfolio                           21.679                   207                    199
                   Growth Portfolio                                        125,732.125             2,913,012              3,613,542
                   Growth & Income Portfolio                               105,558.666             2,199,332              2,366,630
                   Growth Investors Portfolio                               15,147.517               227,200                234,485
                   International Portfolio                                  77,466.493             1,266,448              1,267,351
                   Money Market Portfolio                                   18,894.760                18,894                 18,894
                   Premier Growth Portfolio                                 12,701.909               398,621                439,232
                   Technology Portfolio                                     57,463.815               968,037              1,268,800
                   Total Return Portfolio                                      146.582                 2,527                  2,596
                   Quasar Portfolio                                         34,113.346               431,357                403,561
                   U.S. Government High Grade Portfolio                         80.333                   979                    894
                   Utility Income Portfolio                                     53.460                   963                  1,096
                 Dreyfus
                   Small Company Stock Portfolio                            20,832.049               304,387                322,063
                   Stock Index Portfolio                                   112,926.188             3,354,848              4,077,763
                   Zero Coupon 2000 Portfolio                                1,421.146                17,643                 17,522
                 Fidelity
                   Asset Manager Portfolio                                  59,137.949             1,015,942              1,046,147
                   Contrafund Portfolio                                     26,674.610               626,598                696,208
                   Growth Portfolio                                        101,729.251             4,011,783              4,652,079
                   High Income Portfolio                                    42,882.754               491,124                484,145
                   Investment Grade Bond Portfolio                          36,337.125               449,167                438,953
                   Money Market Portfolio                                2,135,704.870             2,135,705              2,135,705
                   Overseas Portfolio                                       23,221.474               459,413                483,010
                 Van Eck
                   Worldwide Emerging Markets Portfolio                      6,067.441                43,166                 63,039
                   Worldwide Hard Assets Portfolio                           3,933.951                39,070                 42,131
                 Weiss,Peck & Greer
                   Tomorrow Long Term Portfolio                              7,003.469                60,351                 68,282
                   Tomorrow MediumTerm Portfolio                               523.557                 4,803                  5,074
                   Tomorrow Short Term Portfolio                               807.668                 8,611                  8,666

                                                                                       ----------------------  ---------------------
                                                                                       ======================  ---------------------
                 Total Investments                                                              $ 22,141,953           $ 24,924,398
                                                                                       ======================
                                                                                       ======================
                      Total Assets                                                                                     $ 24,924,398
                                                                                                               =====================
                                                                                                               =====================
EQUITY:
       Contract Owners' Equity                                                                                         $ 24,924,398
                                                                                                               ---------------------
                                                                                                               =====================
                      Total Equity                                                                                     $ 24,924,398
                                                                                                               =====================
                                                                                                               =====================

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                             STATEMENT OF OPERATIONS

                     For The Six Months Ended June 30, 1999
                                   (UNAUDITED)


                                                                          Aim                    Aim
                                                                        Capital             International
                                                                      Appreciation             Equity
                                                   Total               Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                      $1,156,716                     $0                    $0
Expenses:
    Mortality & Expense Risk Fees                      95,246                  1,003                 1,515
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                        1,061,470                 (1,003)               (1,515)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      508,874                  2,472                (2,086)
    Change in Unrealized Appreciation
        (Depreciation)                                812,559                 22,580                20,530
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                  1,321,433                 25,052                18,444
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $2,382,903                $24,049               $16,929
                                              ================      =================      ================
                                              ================      =================      ================

                                                                                              Alliance
                                                 Alliance               Alliance               Global
                                               Conservative              Global                Dollar
                                                 Investors                Bond               Government
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                          $3,311                   $322                   $31
Expenses:
    Mortality & Expense Risk Fees                         161                     39                     1
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                            3,150                    283                    30
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          250                     62                     2
    Change in Unrealized Appreciation
        (Depreciation)                                 (3,050)                (1,090)                  (18)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                     (2,800)                (1,028)                  (16)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            $350                  ($745)                  $14
                                              ================      =================      ================
                                              ================      =================      ================

                                                                        Alliance
                                                                         Growth               Alliance
                                                 Alliance                  &                   Growth
                                                  Growth                 Income               Investors
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                        $270,895               $228,364               $22,202
Expenses:
    Mortality & Expense Risk Fees                      14,062                  9,000                   962
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                          256,833                219,364                21,240
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       42,071                 45,713                 6,259
    Change in Unrealized Appreciation
        (Depreciation)                                142,860                 27,574               (18,333)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                    184,931                 73,287               (12,074)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $441,764               $292,651                $9,166
                                              ================      =================      ================
                                              ================      =================      ================


                                                                        Alliance              Alliance
                                                 Alliance                Money                 Premier
                                               International            Market                 Growth
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                         $30,720                 $9,337                $4,775
Expenses:
    Mortality & Expense Risk Fees                         621                  1,935                 1,206
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                           30,099                  7,402                 3,569
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       89,322                      0                 3,188
    Change in Unrealized Appreciation
        (Depreciation)                                    904                      0                24,050
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                     90,226                      0                27,238
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $120,325                 $7,402               $30,807
                                              ================      =================      ================
                                              ================      =================      ================


                                                                        Alliance
                                                 Alliance                Total                Alliance
                                                Technology              Return                 Quasar
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                          $3,163                   $230                $1,251
Expenses:
    Mortality & Expense Risk Fees                       6,236                     11                 1,941
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                           (3,073)                   219                  (690)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      155,237                      7                33,648
    Change in Unrealized Appreciation
        (Depreciation)                                118,625                    (44)               26,546
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                    273,862                    (37)               60,194
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $270,789                   $182               $59,504
                                              ================      =================      ================
                                              ================      =================      ================

                                                 Alliance
                                                   U.S.                                        Dreyfus
                                                Government                                      Small
                                                   High                 Alliance               Company
                                                   Grade                Utility                 Stock
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                             $60                    $44                    $0
Expenses:
    Mortality & Expense Risk Fees                           4                      5                 1,212
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                               56                     39                (1,212)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                           (1)                     5                (4,381)
    Change in Unrealized Appreciation
        (Depreciation)                                    (86)                    80                14,529
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                        (87)                    85                10,148
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                            ($31)                  $124                $8,936
                                              ================      =================      ================
                                              ================      =================      ================

                                                                        Dreyfus
                                                  Dreyfus                 Zero                Fidelity
                                                   Stock                 Coupon                 Asset
                                                   Index                  2000                 Manager
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                         $34,929                   $367               $61,501
Expenses:
    Mortality & Expense Risk Fees                      15,127                     74                 4,090
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                           19,802                    293                57,411
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       37,382                      8                    62
    Change in Unrealized Appreciation
        (Depreciation)                                324,858                   (235)              (13,951)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                    362,240                   (227)              (13,889)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $382,042                    $66               $43,522
                                              ================      =================      ================
                                              ================      =================      ================


                                                                                              Fidelity
                                                 Fidelity               Fidelity                High
                                                Contrafund               Growth                Income
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                         $13,299               $360,271               $25,817
Expenses:
    Mortality & Expense Risk Fees                       2,211                 17,101                 1,749
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                           11,088                343,170                24,068
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        8,175                105,690                (7,194)
    Change in Unrealized Appreciation
        (Depreciation)                                 32,133                 43,368                10,843
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                     40,308                149,058                 3,649
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                         $51,396               $492,228               $27,717
                                              ================      =================      ================
                                              ================      =================      ================

                                                 Fidelity
                                                Investment              Fidelity
                                                   Grade                 Money                Fidelity
                                                   Bond                  Market               Overseas
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                         $11,228                $57,899               $16,156
Expenses:
    Mortality & Expense Risk Fees                       1,568                 10,734                 1,955
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                            9,660                 47,165                14,201
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (175)                     0                  (850)
    Change in Unrealized Appreciation
        (Depreciation)                                (16,477)                     0                19,843
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                    (16,652)                     0                18,993
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                         ($6,992)               $47,165               $33,194
                                              ================      =================      ================
                                              ================      =================      ================

                                                                         VanEck                VanEck
                                                  VanEck               Worldwide              Worldwide
                                                 Worldwide              Emerging                Hard
                                                 Balanced               Markets                Assets
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                              $0                     $0                  $544
Expenses:
    Mortality & Expense Risk Fees                           0                    205                   191
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                                0                   (205)                  353
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                            0                  2,401                (8,601)
    Change in Unrealized Appreciation
        (Depreciation)                                      0                 17,222                15,657
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                          0                 19,623                 7,056
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                              $0                $19,418                $7,409
                                              ================      =================      ================
                                              ================      =================      ================

                                                   WP&G                   WP&G                  WP&G
                                                 Tomorrow               Tomorrow              Tomorrow
                                                   Long                  Medium                 Short
                                                   Term                   Term                  Term
                                                 Portfolio             Portfolio              Portfolio
Investment Income (Loss):
    Dividends                                              $0                     $0                    $0
Expenses:
    Mortality & Expense Risk Fees                         279                     22                    26
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
Net Investment Income (Loss)                             (279)                   (22)                  (26)
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          132                      2                    74
    Change in Unrealized Appreciation
        (Depreciation)                                  3,502                    135                     4
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------
    Net Gain (Loss) on Investments                      3,634                    137                    78
                                              ----------------      -----------------      ----------------
                                              ----------------      -----------------      ----------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $3,355                   $115                   $52
                                              ================      =================      ================
                                              ================      =================      ================

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
            For The Six Months Ended June 30, 1999 and June 30, 1998
                                   (UNAUDITED)

                  1999
                                                                        Aim                 Aim
                                                                      Capital          International
                                                                    Appreciation           Equity
                                                   Total             Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $1,061,470             ($1,003)            ($1,515)
    Realized Gain (Loss) on Investment Activity       508,874               2,472              (2,086)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 812,559              22,580              20,530
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 2,382,903              24,049              16,929
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                               5,722,064              91,862             183,148
    Cost Of Insurance Charge                       (1,039,582)            (16,325)            (21,491)
    Policy Loans                                     (146,563)             (4,390)             (2,936)
    Transfers                                           9,636               4,687                 831
    Contract Withdrawals                             (185,339)             (2,427)             (1,125)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       4,360,216              73,407             158,427
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets             6,743,119              97,456             175,356
Net Assets, at Beginning of Year                   18,181,279             200,777             244,616
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                        $24,924,398            $298,233            $419,972
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                                          Alliance
                                                  Alliance            Alliance             Global
                                                Conservative           Global              Dollar
                                                 Investors              Bond             Government
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $3,150                $283                 $30
    Realized Gain (Loss) on Investment Activity           250                  62                   2
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (3,050)             (1,090)                (18)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
                                                          350                (745)                 14
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                   6,361               3,017                   0
    Cost Of Insurance Charge                           (1,619)               (686)                (37)
    Policy Loans                                            0                   0                   0
    Transfers                                              10                 (15)                  0
    Contract Withdrawals                                  (89)                  0                   0
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           4,663               2,316                 (37)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets                 5,013               1,571                 (23)
Net Assets, at Beginning of Year                       32,995               8,547                 222
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                            $38,008             $10,118                $199
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                      Alliance
                                                                       Growth             Alliance
                                                  Alliance               &                 Growth
                                                   Growth              Income            Investors
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $256,833            $219,364             $21,240
    Realized Gain (Loss) on Investment Activity        42,071              45,713               6,259
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 142,860              27,574             (18,333)
                                               ---------------     ---------------     ---------------
                                               ----------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   441,764             292,651               9,166
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                 552,278            (296,632)             39,410
    Cost Of Insurance Charge                         (131,720)            (92,576)             (7,893)
    Policy Loans                                      (29,702)            (19,241)             (1,507)
    Transfers                                          (2,095)              1,005                 211
    Contract Withdrawals                              (44,226)            (29,468)               (550)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         344,535            (436,912)             29,671
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets               786,299            (144,261)             38,837
Net Assets, at Beginning of Year                    2,827,243           2,510,891             195,648
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                         $3,613,542          $2,366,630            $234,485
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                      Alliance            Alliance
                                                  Alliance             Money              Premier
                                               International          Market               Growth
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      $30,099              $7,402              $3,569
    Realized Gain (Loss) on Investment Activity        89,322                   0               3,188
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     904                   0              24,050
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   120,325               7,402              30,807
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                               1,150,203               5,538             278,594
    Cost Of Insurance Charge                                0             (14,523)            (25,155)
    Policy Loans                                            0                   0                (569)
    Transfers                                          (3,177)                 (7)              5,087
    Contract Withdrawals                                    0                   0              (1,499)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       1,147,026              (8,992)            256,458
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets             1,267,351              (1,590)            287,265
Net Assets, at Beginning of Year                            0              20,484             151,967
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                         $1,267,351             $18,894            $439,232
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                      Alliance
                                                  Alliance             Total              Alliance
                                                 Technology           Return               Quasar
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($3,073)               $219               ($690)
    Realized Gain (Loss) on Investment Activity       155,237                   7              33,648
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 118,625                 (44)             26,546
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   270,789                 182              59,504
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                 286,213                   0              45,407
    Cost Of Insurance Charge                          (68,064)               (116)            (20,228)
    Policy Loans                                      (14,138)                  0              (2,780)
    Transfers                                         (10,382)                  0                (120)
    Contract Withdrawals                               (3,718)                  0              (2,102)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         189,911                (116)             20,177
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets               460,700                  66              79,681
Net Assets, at Beginning of Year                      808,100               2,530             323,880
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                         $1,268,800              $2,596            $403,561
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                  Alliance
                                                    U.S.                                  Dreyfus
                                                 Government                                Small
                                                    High              Alliance            Company
                                                   Grade              Utility              Stock
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          $56                 $39             ($1,212)
    Realized Gain (Loss) on Investment Activity            (1)                  5              (4,381)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     (86)                 80              14,529
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       (31)                124               8,936
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                       0                   0              77,630
    Cost Of Insurance Charge                              (43)                (48)            (11,603)
    Policy Loans                                            0                   0                   0
    Transfers                                               0                   0                (908)
    Contract Withdrawals                                    0                   0                 (20)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             (43)                (48)             65,099
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets                   (74)                 76              74,035
Net Assets, at Beginning of Year                          968               1,020             248,028
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                               $894              $1,096            $322,063
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                      Dreyfus
                                                  Dreyfus               Zero              Fidelity
                                                   Stock               Coupon              Asset
                                                   Index                2000              Manager
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      $19,802                $293             $57,411
    Realized Gain (Loss) on Investment Activity        37,382                   8                  62
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 324,858                (235)            (13,951)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   382,042                  66              43,522
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                               1,219,319               4,833             256,536
    Cost Of Insurance Charge                         (184,621)               (956)            (44,559)
    Policy Loans                                      (25,151)                  0              (6,948)
    Transfers                                          (1,950)                  0               5,187
    Contract Withdrawals                              (27,241)                  0              (1,435)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         980,356               3,877             208,781
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets             1,362,398               3,943             252,303
Net Assets, at Beginning of Year                    2,715,365              13,579             793,844
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                         $4,077,763             $17,522          $1,046,147
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                                          Fidelity
                                                  Fidelity            Fidelity              High
                                                 Contrafund            Growth              Income
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      $11,088            $343,170             $24,068
    Realized Gain (Loss) on Investment Activity         8,175             105,690              (7,194)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  32,133              43,368              10,843
                                               ---------------     ---------------     ---------------
                                               --------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    51,396             492,228              27,717
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                 375,596           1,360,060             214,420
    Cost Of Insurance Charge                          (28,039)           (181,621)            (16,444)
    Policy Loans                                            0             (32,378)             (1,388)
    Transfers                                           3,721              14,984               1,288
    Contract Withdrawals                               (3,308)            (49,698)             (4,757)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         347,970           1,111,347             193,119
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets               399,366           1,603,575             220,836
Net Assets, at Beginning of Year                      296,842           3,048,504             263,309
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                           $696,208          $4,652,079            $484,145
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                  Fidelity
                                                 Investment           Fidelity
                                                   Grade               Money              Fidelity
                                                    Bond               Market             Overseas
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $9,660             $47,165             $14,201
    Realized Gain (Loss) on Investment Activity          (175)                  0                (850)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 (16,477)                  0              19,843
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (6,992)             47,165              33,194
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                 256,598            (520,179)             97,031
    Cost Of Insurance Charge                          (15,837)           (126,422)            (19,725)
    Policy Loans                                            0              (1,476)             (2,826)
    Transfers                                              11              (8,399)                 71
    Contract Withdrawals                               (3,545)             (3,403)             (4,966)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         237,227            (659,879)             69,585
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets               230,235            (612,714)            102,779
Net Assets, at Beginning of Year                      208,718           2,748,419             380,231
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                           $438,953          $2,135,705            $483,010
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                                       VanEck              VanEck
                                                   VanEck            Worldwide           Worldwide
                                                 Worldwide            Emerging              Hard
                                                  Balanced            Markets              Assets
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                           $0               ($205)               $353
    Realized Gain (Loss) on Investment Activity             0               2,401              (8,601)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                       0              17,222              15,657
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                         0              19,418               7,409
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                       0              17,834               4,291
    Cost Of Insurance Charge                                0              (3,079)             (2,503)
    Policy Loans                                            0                   0                   0
    Transfers                                               0                (673)                 32
    Contract Withdrawals                                    0                   0              (1,658)
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                               0              14,082                 162
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets                     0              33,500               7,571
Net Assets, at Beginning of Year                            0              29,539              34,560
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                                 $0             $63,039             $42,131
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                                                    WP&G                WP&G                WP&G
                                                  Tomorrow            Tomorrow            Tomorrow
                                                    Long               Medium              Short
                                                    Term                Term                Term
                                                 Portfolio           Portfolio           Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($279)               ($22)               ($26)
    Realized Gain (Loss) on Investment Activity           132                   2                  74
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   3,502                 135                   4
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     3,355                 115                  52
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------

Capital Transactions:
    Contract Deposits                                  10,036                 335               2,325
    Cost Of Insurance Charge                           (2,982)               (181)               (486)
    Policy Loans                                       (1,133)                  0                   0
    Transfers                                             189                   0                  48
    Contract Withdrawals                                 (104)                  0                   0
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           6,006                 154               1,887
                                               ---------------     ---------------     ---------------
                                               ---------------     ---------------     ---------------
Total Increase (Decrease) in Net Assets                 9,361                 269               1,939
Net Assets, at Beginning of Year                       58,921               4,805               6,727
                                               ---------------     ---------------     ---------------
                                               ===============     ===============     ===============
Net Assets, at End of Year                            $68,282              $5,074              $8,666
                                               ===============     ===============     ===============
                                               ===============     ===============     ===============

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT II

                       STATEMENT OF CHANGES IN NET ASSETS
            For The Six Months Ended June 30, 1999 and June 30, 1998
                                   (UNAUDITED)

                   1998
                                                                          Aim                Aim
                                                                        Capital         International
                                                                        Appreciation        Equity
                                                     Total             Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $620,103               ($141)             ($143)
    Realized Gain (Loss) on Investment Activity          90,940                 239                558
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   479,873               3,664              2,791
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,190,916               3,762              3,206
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                 4,180,989              60,258             75,808
    Cost Of Insurance Charge                           (677,153)             (1,960)            (3,222)
    Policy Loans                                        (92,940)                  0                  0
    Transfers                                            20,633                  30                (48)
    Contract Withdrawals                                (72,915)                  0               (586)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         3,358,614              58,328             71,952
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets               4,549,530              62,090             75,158
Net Assets, at Beginning of Year                      7,272,203                   0                  0
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                          $11,821,733             $62,090            $75,158
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                                           Alliance
                                                    Alliance            Alliance            Global
                                                    Conservative         Global             Dollar
                                                   Investors              Bond            Government
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $1,954                 $16                 $0
    Realized Gain (Loss) on Investment Activity             278                   0                  0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                      (134)                (12)                 0
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       2,098                   4                  0
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                     9,476               1,000                  0
    Cost Of Insurance Charge                             (1,942)               (103)                 0
    Policy Loans                                              0                   0                  0
    Transfers                                                (1)                  2                  0
    Contract Withdrawals                                    (49)                  0                  0
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                             7,484                 899                  0
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                   9,582                 903                  0
Net Assets, at Beginning of Year                         24,072                   0                  0
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                              $33,654                $903                 $0
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                        Alliance
                                                                         Growth            Alliance
                                                    Alliance               &                Growth
                                                     Growth              Income           Investors
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $103,935            $106,829            $13,388
    Realized Gain (Loss) on Investment Activity           7,627              17,209              1,713
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   147,554              (8,204)             4,029
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     259,116             115,834             19,130
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                   774,253             430,609             48,696
    Cost Of Insurance Charge                            (92,573)            (70,238)            (9,803)
    Policy Loans                                         (4,363)            (16,339)            (1,148)
    Transfers                                              (277)              1,618                238
    Contract Withdrawals                                (23,231)             (2,734)            (1,423)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           653,809             342,916             36,560
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                 912,925             458,750             55,690
Net Assets, at Beginning of Year                      1,123,048             764,335            117,458
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                           $2,035,973          $1,223,085           $173,148
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                        Alliance           Alliance
                                                    Alliance             Money             Premier
                                                    International       Market              Growth
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $0                  $2              ($319)
    Realized Gain (Loss) on Investment Activity               0                   0              1,349
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         0                   0             16,402
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           0                   2             17,432
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                         0               2,325            239,765
    Cost Of Insurance Charge                                  0                   0             (4,886)
    Policy Loans                                              0                   0               (122)
    Transfers                                                 0                   7              2,287
    Contract Withdrawals                                      0                   0               (486)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                 0               2,332            236,558
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                       0               2,334            253,990
Net Assets, at Beginning of Year                              0                   0                  0
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                                   $0              $2,334           $253,990
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                        Alliance
                                                    Alliance             Total             Alliance
                                                   Technology           Return              Quasar
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        ($1,274)                 $0            $30,035
    Realized Gain (Loss) on Investment Activity          18,667                   0              7,898
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    76,056                   0             (1,127)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                      93,449                   0             36,806
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                   222,857                   0            181,742
    Cost Of Insurance Charge                            (26,342)                  0            (18,284)
    Policy Loans                                           (306)                  0                (27)
    Transfers                                             3,117                   0                746
    Contract Withdrawals                                 (5,990)                  0             (6,366)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           193,336                   0            157,811
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                 286,785                   0            194,617
Net Assets, at Beginning of Year                        255,061                   0            241,676
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                             $541,846                  $0           $436,293
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                    Alliance
                                                      U.S.                                 Dreyfus
                                                     Government                             Small
                                                      High              Alliance           Company
                                                     Grade              Utility             Stock
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                             $0                  $0              ($269)
    Realized Gain (Loss) on Investment Activity               0                   0               (279)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                         0                   0              4,132
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                           0                   0              3,584
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                         0                   0            112,792
    Cost Of Insurance Charge                                  0                   0            (10,791)
    Policy Loans                                              0                   0             (1,446)
    Transfers                                                 0                   0                320
    Contract Withdrawals                                      0                   0                  0
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                                 0                   0            100,875
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                       0                   0            104,459
Net Assets, at Beginning of Year                              0                   0            127,381
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                                   $0                  $0           $231,840
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                        Dreyfus
                                                    Dreyfus               Zero             Fidelity
                                                     Stock               Coupon             Asset
                                                     Index                2000             Manager
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $6,790                $239            $58,821
    Realized Gain (Loss) on Investment Activity          24,151                  81             (1,580)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   172,347                 (34)           (13,576)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     203,288                 286             43,665
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                   802,182               2,321            159,012
    Cost Of Insurance Charge                           (106,448)             (1,120)           (27,167)
    Policy Loans                                        (15,535)                  0               (471)
    Transfers                                             8,369                 (11)             1,519
    Contract Withdrawals                                (11,677)                  0             (1,183)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           676,891               1,190            131,710
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                 880,179               1,476            175,375
Net Assets, at Beginning of Year                        944,435              10,766            387,906
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                           $1,824,614             $12,242           $563,281
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                                           Fidelity
                                                    Fidelity            Fidelity             High
                                                   Contrafund            Growth             Income
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $1,608            $174,038            $32,520
    Realized Gain (Loss) on Investment Activity             443               9,309                (55)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     6,291              88,810            (19,696)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       8,342             272,157             12,769
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                   126,109             733,715             69,718
    Cost Of Insurance Charge                             (2,866)           (117,408)           (16,936)
    Policy Loans                                              0             (16,149)                 0
    Transfers                                              (261)              9,306                (33)
    Contract Withdrawals                                      0             (12,187)              (707)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           122,982             597,277             52,042
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                 131,324             869,434             64,811
Net Assets, at Beginning of Year                              0           1,164,075            287,181
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                             $131,324          $2,033,509           $351,992
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                    Fidelity
                                                   Investment           Fidelity
                                                     Grade               Money             Fidelity
                                                      Bond               Market            Overseas
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                         $8,965             $26,531            $27,871
    Realized Gain (Loss) on Investment Activity            (251)                  0             15,743
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (4,486)                  0             15,046
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       4,228              26,531             58,660
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                    54,855             138,831            (28,697)
    Cost Of Insurance Charge                             (7,114)           (115,215)           (26,303)
    Policy Loans                                              0             (36,983)               (51)
    Transfers                                               410              (3,986)            (2,219)
    Contract Withdrawals                                   (109)               (618)            (4,234)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            48,042             (17,971)           (61,504)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                  52,270               8,560             (2,844)
Net Assets, at Beginning of Year                         79,496           1,225,890            368,340
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                             $131,766          $1,234,450           $365,496
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                                         VanEck             VanEck
                                                     VanEck            Worldwide          Worldwide
                                                   Worldwide            Emerging             Hard
                                                    Balanced            Markets             Assets
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $24,499                 ($7)            $4,424
    Realized Gain (Loss) on Investment Activity         (10,944)                (63)            (2,096)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    (4,930)               (549)            (7,300)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       8,625                (619)            (4,972)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                   (88,747)              4,387             13,876
    Cost Of Insurance Charge                             (7,520)               (327)            (3,022)
    Policy Loans                                              0                   0                  0
    Transfers                                              (130)               (175)              (238)
    Contract Withdrawals                                   (456)                  0               (341)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           (96,853)              3,885             10,275
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                 (88,228)              3,266              5,303
Net Assets, at Beginning of Year                         88,315                   0             30,220
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                                  $87              $3,266            $35,523
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                                      WP&G                WP&G               WP&G
                                                    Tomorrow            Tomorrow           Tomorrow
                                                      Long               Medium             Short
                                                      Term                Term               Term
                                                   Portfolio           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                          ($176)               ($21)              ($12)
    Realized Gain (Loss) on Investment Activity             919                   0                 24
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     2,228                 398                173
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                       2,971                 377                185
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------

Capital Transactions:
    Contract Deposits                                    30,651                 871              2,325
    Cost Of Insurance Charge                             (4,898)               (303)              (362)
    Policy Loans                                              0                   0                  0
    Transfers                                                43                   0                  0
    Contract Withdrawals                                   (341)                  0               (197)
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                            25,455                 568              1,766
                                                 ---------------     ---------------    ---------------
                                                 ---------------     ---------------    ---------------
Total Increase (Decrease) in Net Assets                  28,426                 945              1,951
Net Assets, at Beginning of Year                         25,890               4,140              2,518
                                                 ---------------     ---------------    ---------------
                                                 ===============     ===============    ===============
Net Assets, at End of Year                              $54,316              $5,085             $4,469
                                                 ===============     ===============    ===============
                                                 ===============     ===============    ===============

                                   APPENDIX A
                        Gemstone Variable Universal Life
                     Guaranteed Monthly Cost Insurance Rates
                        Per $1,000 of Net Amount at Risk
                           Male (Age Nearest Birthday)


    Attained                Monthly COI Rate                Attained                Monthly COI Rate
      Age                                                      Age
                     Nonsmoker*            Smoker                                Nonsmoker*            Smoker
================ =================== ==================  ================    =================== ==================


       0                     N/A            0.34845        50                    0.40933            0.79730
       1                     N/A            0.08917        51                    0.44603            0.87076
       2                     N/A            0.08251        52                    0.48857            0.95257
       3                     N/A            0.08167        53                    0.53612            1.04609
       4                     N/A            0.07917        54                    0.59118            1.15132
       5                     N/A            0.07501        55                    0.65209            1.26326
       6                     N/A            0.07167        56                    0.71968            1.38441
       7                     N/A            0.06667        57                    0.79146            1.50978
       8                     N/A            0.06334        58                    0.86909            1.64353
       9                     N/A            0.06167        59                    0.95675            1.78234
       10                    N/A            0.06084        60                    1.05444            1.93624
       11                    N/A            0.06417        61                    1.16302            2.10944
       12                    N/A            0.07084        62                    1.28665            2.30447
       13                    N/A            0.08251        63                    1.42787            2.52553
       14                    N/A            0.09584        64                    1.58752            2.76931
       15                0.10751            0.13752        65                    1.76394            3.03334
       16                0.11918            0.15586        66                    1.95381            3.30841
       17                0.12835            0.17086        67                    2.15965            3.59706
       18                0.13335            0.18003        68                    2.38065            3.89427
       19                0.13835            0.18837        69                    2.62186            4.21099
       20                0.14002            0.19254        70                    2.89419            4.56071
       21                0.13919            0.19420        71                    3.25305            4.94853
       22                0.13669            0.19170        72                    3.55929            5.38973
       23                0.13418            0.18837        73                    3.96902            5.88695
       24                0.13085            0.18420        74                    4.42953            6.42941
       25                0.12668            0.17837        75                    4.92413            7.02991
       26                0.12335            0.17336        76                    5.45122            7.64974
       27                0.12168            0.17170        77                    6.00585            8.27796
       28                0.12001            0.17003        78                    6.58221            8.90442
       29                0.12001            0.17170        79                    7.19473            9.54780
       30                0.12001            0.17503        80                    7.86724           10.23622
       31                0.12252            0.18087        81                    8.61695           10.98690
       32                0.12502            0.18670        82                    9.46542           11.82145
       33                0.12918            0.19587        83                   10.42336           12.74626
       34                0.13418            0.20671        84                   11.47263           13.72670
       35                0.14085            0.21921        85                   12.58987           14.73050
       36                0.14752            0.23422        86                   13.75325           15.72512
       37                0.15669            0.25340        87                   14.95279           16.69584
       38                0.16669            0.27508        88                   16.16464           17.75732
       39                0.17837            0.30009        89                   17.40526           18.80718
       40                0.19087            0.32844        90                   18.69215           19.86094
       41                0.20588            0.36180        91                   20.04733           20.93947
       42                0.22088            0.39599        92                   21.51567           22.08818
       43                0.23839            0.43519        93                   23.16008           23.56765
       44                0.25590            0.47606        94                   25.25984           25.47888


                                       A-1



    Attained                Monthly COI Rate                Attained                Monthly COI Rate
      Age                                                      Age
                     Nonsmoker*            Smoker                                Nonsmoker*            Smoker
================ =================== ==================  ================    =================== ==================

       45                0.27674            0.52277        95                   28.27411           28.27411
----------------  -------------- ------------------ ---------------- ------------------- ------------------
       46                0.29926            0.56949        96                   33.10677           33.10677
       47                0.32344            0.62038        97                   41.68475           41.68475
       48                0.34929            0.67379        98                   58.01259           58.01259
       49                0.37848            0.73387        99                   83.33333           83.33333
----------------  -------------- ------------------ ---------------- ------------------- ------------------

 * Applicable to Preferred and Standard Nonsmoker Risks.

                                   APPENDIX A
                        Gemstone Variable Universal Life
                     Guaranteed Monthly Cost Insurance Rates
                        Per $1,000 of Net Amount at Risk
                          Female (Age Nearest Birthday)


    Attained                Monthly COI Rate                Attained                Monthly COI Rate
      Age                                                      Age
                     Nonsmoker*            Smoker                                Nonsmoker*            Smoker
================ =================== ==================  ================    =================== ==================

       0                     N/A            0.24089        50                     0.34929             0.54530
       1                     N/A            0.07251        51                     0.37514             0.58367
       2                     N/A            0.06750        52                     0.40433             0.62706
       3                     N/A            0.06584        53                     0.43853             0.67796
       4                     N/A            0.06417        54                     0.47356             0.72970
       5                     N/A            0.06334        55                     0.51109             0.78395
       6                     N/A            0.06084        56                     0.54947             0.83820
       7                     N/A            0.06000        57                     0.58785             0.88996
       8                     N/A            0.05834        58                     0.62456             0.93838
       9                     N/A            0.05750        59                     0.66377             0.98848
       10                    N/A            0.05667        60                     0.70967             1.04359
       11                    N/A            0.05750        61                     0.76392             1.11457
       12                    N/A            0.06000        62                     0.83236             1.20061
       13                    N/A            0.06250        63                     0.91834             1.31673
       14                    N/A            0.06667        64                     1.02021             1.44626
       15                0.07000            0.07834        65                     1.13044             1.59170
       16                0.07334            0.08251        66                     1.24906             1.73551
       17                0.07667            0.08667        67                     1.36937             1.88521
       18                0.07917            0.09084        68                     1.49055             2.02074
       19                0.08167            0.09418        69                     1.62012             2.17305
       20                0.08417            0.09668        70                     1.76979             2.33460
       21                0.08501            0.09834        71                     1.94879             2.54396
       22                0.08667            0.10084        72                     2.17053             2.80367
       23                0.08751            0.10251        73                     2.44094             3.12054
       24                0.09001            0.10584        74                     2.75926             3.49047
       25                0.09084            0.10751        75                     3.11970             3.90183
       26                0.09334            0.11168        76                     3.51565             4.34547
       27                0.09501            0.11501        77                     3.94131             4.81137
       28                0.09751            0.11835        78                     4.39675             5.29708
       29                0.10001            0.12335        79                     4.89467             5.81782
       30                0.10334            0.12918        80                     5.45628             6.39564
       31                0.10584            0.13418        81                     6.10032             7.04935
       32                0.10918            0.14002        82                     6.84571             7.79699
       33                0.11251            0.14585        83                     7.70559             8.64662
       34                0.11835            0.15502        84                     8.66019             9.64633
       35                0.12252            0.16169        85                     9.70835            10.64717
       36                0.13002            0.17420        86                    10.83105            11.78647
       37                0.13919            0.19004        87                    12.03563            12.88645
       38                0.14919            0.20754        88                    13.30897            14.13279
       39                0.16086            0.22755        89                    14.67130            15.32034
       40                0.17336            0.25006        90                    16.12162            16.69153
       41                0.18837            0.27758        91                    17.68913            18.15714
       42                0.20337            0.30343        92                    19.41995            19.76127
       43                0.21838            0.33011        93                   21.39829            21.58524
       44                0.23339            0.35679        94                   23.83051            23.83051
---------------- --------------- ------------------ ---------------- --------------------  ------------------




    Attained                Monthly COI Rate                Attained                Monthly COI Rate
      Age                                                      Age
                     Nonsmoker*            Smoker                                Nonsmoker*            Smoker
================ =================== ==================  ================    =================== ==================

       45                0.24923            0.38431        95                    27.16158            27.16158
       46                0.25690            0.41267        96                    32.32378            32.32378
       47                0.28425            0.44270        97                    41.21204            41.21204
       48                0.30426            0.47356        98                    57.81394            57.81394
       49                0.32511            0.50692        99                    83.33333            83.33333
----------------   ------------- ------------------ ---------------- --------------------  ------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.



                                   APPENDIX A
                        Gemstone Variable Universal Life
             Table of Acquisition Expenses Per $1,000 of Face Amount
                    (Applicable During First 5 Policy Years*)


    Issue Age     Female                   Male               Issue            Female                  Male
                                                              Age
================= ===================  =================  ===============  ======================= ==================
        0                 0.18               0.21           33                      0.38               0.45
        1                 0.18               0.21           34                      0.39               0.47
        2                 0.19               0.21           35                      0.40               0.49
        3                 0.19               0.21           36                      0.41               0.50
        4                 0.19               0.22           37                      0.43               0.52
        5                 0.19               0.22           38                      0.44               0.54
        6                 0.20               0.22           39                      0.46               0.56
        7                 0.20               0.23           40                      0.47               0.59
        8                 0.20               0.23           41                      0.49               0.61
        9                 0.21               0.24           42                      0.51               0.64
       10                 0.21               0.25           43                      0.52               0.66
       11                 0.22               0.25           44                      0.54               0.69
       12                 0.22               0.26           45                      0.56               0.72
       13                 0.23               0.26           46                      0.58               0.75
       14                 0.23               0.27           47                      0.61               0.78
       15                 0.24               0.28           48                      0.63               0.82
       16                 0.24               0.28           49                      0.65               0.85
       17                 0.25               0.29           50                      0.68               0.89
       18                 0.25               0.30           51                      0.71               0.93
       19                 0.26               0.30           52                      0.73               0.97
       20                 0.26               0.31           53                      0.76               1.02
       21                 0.27               0.32           54                      0.80               1.07
       22                 0.28               0.33           55                      0.83               1.12
       23                 0.28               0.33           56                      0.86               1.17
       24                 0.29               0.34           57                      0.90               1.23
       25                 0.30               0.35           58                      0.94               1.25
       26                 0.31               0.36           59                      0.98               1.25
       27                 0.32               0.37           60                      1.03               1.25
       28                 0.32               0.38           61                      1.08               1.25
       29                 0.33               0.40           62                      1.13               1.25
       30                 0.34               0.41           63                      1.19               1.25
       31                 0.35               0.42           64 - 85                 1.25               1.25
       32                 0.36               0.44
----------------- ------------  -----------------  ---------------  ----------------- ------------------


*Also applicable on the Increase Amount during the first 5 years following an applied for increase in Face Amount.

                                       A-5

                                   APPENDIX A
                        Gemstone Variable Universal Life
                       Table of Initial Surrender Charges
                            Per $1,000 of Face Amount
                                      Male


Issue Age              Nonsmoker*              Smoker             Issue                 Nonsmoker*              Smoker
                                                                   Age
================= ====================  ====================  ===============  ===================== ====================
        0                          N/A                 11.76        29                         15.53                18.42
        1                          N/A                 11.76        30                         15.86                18.90
        2                          N/A                 11.91        31                         16.22                19.40
        3                          N/A                 12.07        32                         16.51                19.86
        4                          N/A                 12.16        33                         16.92                20.44
        5                          N/A                 12.34        34                         17.26                20.96
        6                          N/A                 12.52        35                         17.64                21.53
        7                          N/A                 12.65        36                         18.13                22.22
        8                          N/A                 12.86        37                         18.57                22.88
        9                          N/A                 13.00        38                         19.04                23.57
       10                          N/A                 13.16        39                         19.54                24.32
       11                          N/A                 13.41        40                         20.01                25.04
       12                          N/A                 13.60        41                         20.59                25.88
       13                          N/A                 13.87        42                         21.13                26.70
       14                          N/A                 14.06        43                         21.80                27.66
       15                        12.61                 14.26        44                         22.44                28.60
       16                        12.82                 14.54        45                         23.12                29.60
       17                        12.94                 14.74        46                         23.86                30.67
       18                        13.08                 14.95        47                         24.67                31.82
       19                        13.31                 15.24        48                         25.44                32.95
       20                        13.46                 15.46        49                         26.39                34.26
       21                        13.62                 15.70        50                         27.30                34.34
       22                        13.80                 15.96        51                         28.31                34.34
       23                        14.08                 16.31        52                         29.41                34.34
       24                        14.28                 16.61        53                         30.51                34.34
       25                        14.51                 16.93        54                         31.71                34.34
       26                        14.75                 17.29        55                         33.01                34.34
       27                        15.02                 17.66       56-85                       34.34                34.34
       28                        15.31                 18.07
----------------- --------------------  --------------------  ---------------  --------------------- --------------------

 * Applicable to Preferred and Standard Nonsmoker Risks.




                                   APPENDIX A
                        Gemstone Variable Universal Life
                       Table of Initial Surrender Charges
                            Per $1,000 of Face Amount
                                     Female


     Issue Age            Nonsmoker*              Smoker              Issue                Nonsmoker*             Smoker
                                                                       Age
===================  ====================  ===================== =============== ==================== ====================
         0                            N/A                  11.02       31                       15.38                16.99
         1                            N/A                  11.04       32                       15.70                17.36
         2                            N/A                  11.07       33                       15.94                17.69
         3                            N/A                  11.20       34                       16.29                18.12
         4                            N/A                  11.32       35                       16.66                18.58
         5                            N/A                  11.46       36                       17.05                19.07
         6                            N/A                  11.52       37                       17.38                19.49
         7                            N/A                  11.67       38                       17.83                20.04
         8                            N/A                  11.83       39                       18.22                20.52
         9                            N/A                  11.91       40                       18.72                21.13
        10                            N/A                  12.09       41                       19.16                21.68
        11                            N/A                  12.18       42                       19.63                22.26
        12                            N/A                  12.38       43                       20.22                22.95
        13                            N/A                  12.49       44                       20.76                23.60
        14                            N/A                  12.71       45                       21.33                24.29
        15                          12.05                  12.84       46                       21.95                25.02
        16                          12.24                  13.06       47                       22.52                25.70
        17                          12.35                  13.20       48                       23.23                26.52
        18                          12.55                  13.45       49                       23.99                27.40
        19                          12.68                  13.61       50                       24.70                28.25
        20                          12.89                  13.88       51                       25.49                29.15
        21                          13.04                  14.06       52                       26.42                30.21
        22                          13.20                  14.26       53                       27.32                31.25
        23                          13.45                  14.57       54                       28.22                32.27
        24                          13.63                  14.80       55                       29.27                33.46
        25                          13.82                  15.04       56                       30.40                34.34
        26                          14.03                  15.30       57                       31.53                34.34
        27                          14.25                  15.59       58                       32.76                34.34
        28                          14.58                  15.96       59                       34.12                34.34
        29                          14.83                  16.28      60-85                     34.34                34.34
        30                          15.10                  16.62
-------------------  --------------------  --------------------- --------------- -------------------- --------------------


 * Applicable to Preferred and Standard Nonsmoker Risks.



                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS

                             As of December 31, 1998


                                                         Inception                                                Since
                                                            Date     1 Year      3 Years    5 Years   10 Years   Inception
                                                            ----     ------      -------    -------   --------   ---------
Alliance Variable Products Series Fund
Alliance Capital Management L.P.
Growth Portfolio                                             9/94     24.66%      30.27%       N/A       N/A       30.07%
Growth-Income Portfolio                                      1/91     21.78%      26.43%     25.15%      N/A       16.87%
High-Yield Portfolio                                         10/97    -12.95%       N/A        N/A       N/A       -1.65%
International Portfolio                                      12/92     2.73%       7.19%      7.42%      N/A       10.19%
Premier Growth Portfolio                                     6/92     30.38%      36.37%     32.57%      N/A       25.64%
Real Estate Portfolio                                        1/97     -8.26%        N/A        N/A       N/A        2.34%
Technology Portfolio                                         1/96     47.23%      30.89%       N/A       N/A       25.88%
Total Return Portfolio                                       12/92    14.73%      19.08%     16.94%      N/A       13.63%
Utility Income Portfolio                                     5/94     27.21%      22.50%     17.63%      N/A       17.56%

Anchor Series Trust
Wellington Management Company, LLP
Capital Appreciation Portfolio                              3/23/87   28.50%      25.58%     27.89%     20.51%     18.08%
Government & Quality Bond Portfolio                         9/5/84     2.82%       7.23%      7.89%      7.88%      9.33%

Dreyfus Stock Index Fund
Dreyfus Corporation and Mellon Equity Associates
Dreyfus Stock Index Fund                                    9/29/89   22.36%      28.67%     27.36%      N/A       17.57%

Dreyfus Variable Investment Fund
The Dreyfus Corporation
Small Company Stock Portfolio                               5/1/96    -6.76%       8/62%       N/A       N/A        8.00%

Fidelity Variable Insurance Products Fund
Fidelity Management & Research Company
VIP Growth Portfolio: Initial Class                         10/9/86   33.98%      26.86%     27.63%     19.21%     17.86%
VIP High Income Portfolio: Initial Class                    9/19/85   -1.44%       8.91%     10/80%     11.37%     11.29%
VIP Money Market Portfolio: Initial Class                   4/1/82     5.17%       5.39%      5.43%      5.45%      6.75%

Fidelity Variable Insurance Products Fund II
Fidelity Management & Research Company
VIP II Asset Manager: Growth Portfolio: Initial Class       9/6/89    10.81%      16.54%     14.30%      N/A       12.87%
VIP II Contrafund(R)Portfolio: Initial Class                 1/3/95   23.87%      26.23%       N/A       N/A       28.10%
VIP II Investment Grade Bond Portfolio: Initial Class       12/5/88    2.99%       6.94%      7.25%      7.54%      7.76%





                                                           Inception                                                Since
                                                             Date     1 Year      3 Years    5 Years   10 Years   Inception
                                                             ----     ------      -------    -------   --------   ---------
Goldman Sachs Variable Insurance Trust
Goldman Sachs Asset Management/
Goldman Sachs Asset Management International
Capital Growth Fund                                         4/30/98   24.65%        N/A        N/A       N/A       28.14%
Global Income Fund                                          1/12/98    3.91%        N/A        N/A       N/A        6.71%
Mid-Cap Value Fund                                          5/1/98     7.30%        N/A        N/A       N/A        0.86%

Neuberger Berman Advisers Management Trust
Neuberger Berman Management Inc.
AMT Partners Portfolio                                      3/22/94   11.39%      21.34%     23.68%      N/A       20.51%
AMT Limited Maturity Bond Portfolio                         9/10/84    2.18%       5.15%      5.49%      6.19%      7.64%

SunAmerica Series Trust
Davis Selected Advisers, L.P.
Venture Value Portfolio                                    10/28/94   18.41%      26.79%       N/A       N/A       26.34%

SunAmerica Asset Management Corp.
"Dogs" of Wall Street Portfolio                             4/1/98     9.48%        N/A        N/A       N/A        4.93%
SunAmerica Balanced Portfolio                               6/3/96    18.51%      22.71%       N/A       N/A       22.91%

Templeton Variable Products Series Fund
Templeton Asset Management Ltd.
Templeton Developing Markets Fund - Class 1(1)              3/1/96    47.76%      -8.32%       N/A       N/A       -8.10%
Templeton Investment Counsel, Inc.
Templeton Asset Allocation Fund - Class 1                   8/24/88    8.18%      14.45%     15.12%     12.87%     12.52%
Templeton International Fund - Class 1                      5/1/92     5.39%      15.41%     15.27%      N/A       14.69%

(1) Past reductions by the manager increased returns.

This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premiums, contract values or separate account assets, including, mortality and expense risk deductions, monthly deductions, cost of insurance; surrender charges. sales loads, DAC taxes and any state or local premium taxes. If these charges were included, the total return figures would be lower.

                                       B-2

                                  [Back cover]

         The Securities and Exchange Commission maintains an Internet Web site (http://www.sec.gov.) That contains additional information about AIG Life Insurance Company, the Policy and the Separate Account which may be of interest to you. The Web site also contains additional information about the Policy's variable investment options.










































Investment Company Act File Number 811-4687.

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

         AIG Life Insurance Company represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

         Under its Bylaws, the Company, to the full extent permitted by Delaware law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

         The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The Prospectus consisting of ___ pages.

     The undertaking to file reports.

     Representation.

     The signatures

     Written consents of the following persons:
          Kenneth D. Walma, Esquire
          Michael J. Burns, FSA, MAAA
          Jorden Burt Boros Cicchetti Berenson & Johnson LLP
          PricewaterhouseCoopers LLP

The following exhibits:

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

     1. Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

     2.   N/A

     3. Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 15, 1989;*

     4.   N/A

     5. Form of Flexible Premium Variable Universal Life Insurance Policy (11VUL399) ****

     6. (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991;*

          (b) Certificate of Incorporation of AIG Life Insurance Company, dated December 31, 1991*

          (c) Restated Certificate of Incorporation, of AIG Life Insurance Company, dated December 31, 1991. The original Certificate of Incorporation was filed in Pennsylvania on June 18, 1962*

     7.   N/A.

     8.   N/A.

     9.   N/A.

     10.  Form of Life Insurance Application (14APP0396)*

     11.  (a)  Power of Attorney**

          (b)  Power  of  Attorney  for  Paul  S.  Bell***

          (c) Power of Attorney for Stehen M. White (filed electronically herewith)

B.   Opinion and Consent of Counsel (filed electronically herewith)

C.   Opinion and Consent of Actuary (filed electronically herewith)

D. Consent of Independent Certified Public Accountants (filed electronically herewith)

E. Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith)

F.   Memorandum Regarding Administrative Procedures*

* Incorporated by reference to Registrant's Post-Effective Amendment No. 4, to the Registration Statement on Form S-6 (File No. 33-90684), dated October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2, to the Registration Statement on Form S-6 (File No. 33-90684), dated May 1, 1997.

*** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, to the Registration Statement on Form S-6 (File No. 333-85573), dated October 15, 1999.

**** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, to the Registration Statement on Form S-6 (File No. 333-71753), dated May 25, 1999.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Wilmington and State of Delaware on this 5th day of November, 1999.


                                VARIABLE ACOUNT II
                                -------------------------------
                                         (Registrant)

                                By: AIG LIFE INSURANCE COMPANY
                                --------------------------------------------
                                         (Depositor)

                                By: /s/ Kenneth D. Walma
                                --------------------------------------------
                                Kenneth D. Walma, Vice President and
                                General Counsel



Attest:   /s/ James A. Bambrick
          ________________
               (Name)
          Chief Operating Officer
          ________________
               (Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                     Date

Gerald Walter Wyndorf*               Chief Executive Officer   November 5, 1999
------------------                   and Director
Gerald Walter Wyndorf

Stephen M. White*                    Deputy Comptroller        November 5, 1999
__________________
Stephen M. White

Paul S. Bell*                        Director                  November 5, 1999
------------------
Paul Bell

Maurice R. Greenberg*                Director                  November 5, 1999
------------------
Maurice R. Greenberg

Edward Easton Matthews*              Director                  November 5, 19999
------------------
Edward Easton Matthews

Jerome T. Muldowney*                 Director                  November 5, 1999
------------------
Jerome T. Muldowney

Nicholas A. O'Kulich*                Director                  November 5, 1999
------------------
Nicholas A. O'Kulich

Howard Ian Smith*                    Director                  November 5, 1999
------------------
Howard Ian Smith



     /s/ Kenneth D. Walma
*By: ___________________
     Kenneth D. Walma
     Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT                                                       PAGE

A.11(c)   Power of Attorney of Stephen M. White

B.        Opinion and Consent of Counsel

C.        Opinion and Consent of Actuary

D.        Consent of Independent Accountants

E.        Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP